Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 91.6%
Financial - 20.8%
Goldman Sachs Group, Inc.	5,915	$2,675,473
Visa, Inc. — Class A	5,915	1,552,510
American Express Co.	5,915	1,369,618
Travelers Companies, Inc.	5,915	1,202,756
JPMorgan Chase & Co.	5,915	1,196,368
Total Financial		7,996,725
Consumer, Non-cyclical - 20.3%
UnitedHealth Group, Inc.	5,915	3,012,273
Amgen, Inc.	5,915	1,848,142
Procter & Gamble Co.	5,915	975,502
Johnson & Johnson	5,915	864,536
Merck & Company, Inc.	5,915	732,277
Coca-Cola Co.	5,915	376,490
Total Consumer, Non-cyclical		7,809,220
Technology - 17.2%
Microsoft Corp.	5,915	2,643,709
Salesforce, Inc.	5,915	1,520,747
Apple, Inc.	5,915	1,245,817
International Business Machines Corp.	5,915	1,022,999
Intel Corp.	5,915	183,188
Total Technology		6,616,460
Industrial - 12.8%
Caterpillar, Inc.	5,915	1,970,287
Honeywell International, Inc.	5,915	1,263,089
Boeing Co.*	5,915	1,076,589
3M Co.	5,915	604,454
Total Industrial		4,914,419
Consumer, Cyclical - 11.4%
Home Depot, Inc.	5,915	2,036,179
McDonald’s Corp.	5,915	1,507,379
NIKE, Inc. — Class B	5,915	445,813
Walmart, Inc.	5,915	400,505
Total Consumer, Cyclical		4,389,876
Communications - 5.9%
Amazon.com, Inc.*	5,915	1,143,074
Walt Disney Co.	5,915	587,300
Cisco Systems, Inc.	5,915	281,022
Verizon Communications, Inc.	5,915	243,934
Total Communications		2,255,330
Energy - 2.4%
Chevron Corp.	5,915	925,224
Basic Materials - 0.8%
Dow, Inc.	5,915	313,791
Total Common Stocks
(Cost $22,320,176)		35,221,045

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$950,000	939,910
5.18% due 07/09/24[2,3]	779,000	778,096
Total U.S. Treasury Bills
(Cost $1,718,014)		1,718,006

REPURCHASE AGREEMENTS††,4 - 9.0%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	1,933,061	1,933,061
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	1,523,992	1,523,992
Total Repurchase Agreements
(Cost $3,457,053)		3,457,053
Total Investments - 105.1%
(Cost $27,495,243)		$40,396,104
Other Assets & Liabilities, net - (5.1)%		(1,952,173)
Total Net Assets - 100.0%		$38,443,931

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	59	Sep 2024	$11,648,075	$140,013

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	09/26/24	579	$22,631,102	$(2,254)
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	191	7,456,775	(55,533)
							$30,087,877	$(57,787)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,221,045	$—	$—	$35,221,045
U.S. Treasury Bills	—	1,718,006	—	1,718,006
Repurchase Agreements	—	3,457,053	—	3,457,053
Equity Futures Contracts**	140,013	—	—	140,013
Total Assets	$35,361,058	$5,175,059	$—	$40,536,117

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$57,787	$—	$57,787

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 19.5%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$700,000	$692,565
5.18% due 07/09/24[2,3]	8,000	7,991
Total U.S. Treasury Bills
(Cost $700,567)		700,556

REPURCHASE AGREEMENTS††,4 - 73.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	1,475,612	1,475,612
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	1,163,347	1,163,347
Total Repurchase Agreements
(Cost $2,638,959)		2,638,959
Total Investments - 93.2%
(Cost $3,339,526)		$3,339,515
Other Assets & Liabilities, net - 6.8%		242,418
Total Net Assets - 100.0%		$3,581,933

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	5	Sep 2024	$987,125	$3,598

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.64% (SOFR + 0.30%)	At Maturity	09/25/24	120	$4,713,044	$29,432
BNP Paribas	Dow Jones Industrial Average	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	09/26/24	37	1,446,177	(180)
							$6,159,221	$29,252

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$700,556	$—	$700,556
Repurchase Agreements	—	2,638,959	—	2,638,959
Equity Futures Contracts**	3,598	—	—	3,598
Equity Index Swap Agreements**	—	29,432	—	29,432
Total Assets	$3,598	$3,368,947	$—	$3,372,545

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$180	$—	$180

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 20.3%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$2,350,000	$2,325,040
5.18% due 07/09/24[2,3]	624,000	623,276
Total U.S. Treasury Bills
(Cost $2,948,349)		2,948,316

FEDERAL AGENCY DISCOUNT NOTES†† - 13.7%
Federal Home Loan Bank
5.27% due 07/12/24[2]	2,000,000	1,996,779
Total Federal Agency Discount Notes
(Cost $1,996,779)		1,996,779

REPURCHASE AGREEMENTS††,4 - 69.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	5,630,455	5,630,455
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	4,438,952	4,438,952
Total Repurchase Agreements
(Cost $10,069,407)		10,069,407
Total Investments - 103.2%
(Cost $15,014,535)		$15,014,502
Other Assets & Liabilities, net - (3.2)%		(471,964)
Total Net Assets - 100.0%		$14,542,538

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	21	Sep 2024	$8,371,650	$110,356

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	188	$3,691,804	$3,440
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	275	5,416,352	(49,603)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.69% (SOFR + 0.35%)	At Maturity	09/25/24	587	11,544,952	(97,349)
							$20,653,108	$(143,512)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$2,948,316	$—	$2,948,316
Federal Agency Discount Notes	—	1,996,779	—	1,996,779
Repurchase Agreements	—	10,069,407	—	10,069,407
Equity Futures Contracts**	110,356	—	—	110,356
Equity Index Swap Agreements**	—	3,440	—	3,440
Total Assets	$110,356	$15,017,942	$—	$15,128,298

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$146,952	$—	$146,952

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 19.9%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$700,000	$692,565
5.18% due 07/09/24[2,3]	203,000	202,765
Total U.S. Treasury Bills
(Cost $895,339)		895,330

REPURCHASE AGREEMENTS††,4 - 105.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	2,658,793	2,658,793
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	2,096,145	2,096,145
Total Repurchase Agreements
(Cost $4,754,938)		4,754,938
Total Investments - 125.6%
(Cost $5,650,277)		$5,650,268
Other Assets & Liabilities, net - (25.6)%		(1,152,331)
Total Net Assets - 100.0%		$4,497,937

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	13	Sep 2024	$1,343,160	$(17,661)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	09/26/24	1,196	$2,449,250	$(13,293)
Barclays Bank plc	Russell 2000 Index	Receive	5.39% (SOFR + 0.05%)	At Maturity	09/25/24	1,351	2,767,024	(24,675)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	09/26/24	1,177	2,409,498	(29,823)
							$7,625,772	$(67,791)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$895,330	$—	$895,330
Repurchase Agreements	—	4,754,938	—	4,754,938
Total Assets	$—	$5,650,268	$—	$5,650,268

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$17,661	$—	$—	$17,661
Equity Index Swap Agreements**	—	67,791	—	67,791
Total Liabilities	$17,661	$67,791	$—	$85,452

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 30.1%
U.S. Treasury Bills
5.25% due 07/16/24[1]	$3,000,000	$2,993,431
5.23% due 09/12/24[1,2]	1,150,000	1,137,786
5.18% due 07/09/24[1,3]	130,000	129,849
Total U.S. Treasury Bills
(Cost $4,261,086)		4,261,066

REPURCHASE AGREEMENTS††,4 - 70.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	5,559,192	5,559,192
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	4,382,770	4,382,770
Total Repurchase Agreements
(Cost $9,941,962)		9,941,962
Total Investments - 100.5%
(Cost $14,203,048)		$14,203,028
Other Assets & Liabilities, net - (0.5)%		(71,397)
Total Net Assets - 100.0%		$14,131,631

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	17	Sep 2024	$4,694,975	$(15,329)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	431	$2,355,675	$3,805
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	2,411	13,167,290	(10,931)
Barclays Bank plc	S&P 500 Index	Receive	5.64% (SOFR + 0.30%)	At Maturity	09/25/24	1,465	7,997,875	(18,470)
							$23,520,840	$(25,596)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,261,066	$—	$4,261,066
Repurchase Agreements	—	9,941,962	—	9,941,962
Equity Index Swap Agreements**	—	3,805	—	3,805
Total Assets	$—	$14,206,833	$—	$14,206,833

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,329	$—	$—	$15,329
Equity Index Swap Agreements**	—	29,401	—	29,401
Total Liabilities	$15,329	$29,401	$—	$44,730

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 80.7%
Technology - 40.6%
Microsoft Corp.	175,273	$78,338,267
Apple, Inc.	361,617	76,163,773
NVIDIA Corp.	580,092	71,664,566
Broadcom, Inc.	28,227	45,319,295
Advanced Micro Devices, Inc.*	98,451	15,969,737
Adobe, Inc.*	27,288	15,159,576
QUALCOMM, Inc.	67,976	13,539,460
Applied Materials, Inc.	50,432	11,901,448
Intuit, Inc.	17,027	11,190,315
Texas Instruments, Inc.	55,458	10,788,245
Micron Technology, Inc.	67,450	8,871,698
Lam Research Corp.	7,963	8,479,401
Intel Corp.	259,296	8,030,397
Analog Devices, Inc.	30,225	6,899,158
KLA Corp.	8,201	6,761,806
ASML Holding N.V. — Class G	5,543	5,668,992
Synopsys, Inc.*	9,332	5,553,100
Crowdstrike Holdings, Inc. — Class A*	14,050	5,383,819
Cadence Design Systems, Inc.*	16,576	5,101,264
NXP Semiconductor N.V.	15,574	4,190,808
Marvell Technology, Inc.	52,724	3,685,408
Roper Technologies, Inc.	6,520	3,675,063
Autodesk, Inc.*	13,125	3,247,781
Microchip Technology, Inc.	32,702	2,992,233
Workday, Inc. — Class A*	12,913	2,886,830
Fortinet, Inc.*	46,532	2,804,484
Paychex, Inc.	21,926	2,599,547
Datadog, Inc. — Class A*	18,788	2,436,616
Electronic Arts, Inc.	16,225	2,260,629
Cognizant Technology Solutions Corp. — Class A	30,285	2,059,380
ON Semiconductor Corp.*	26,206	1,796,421
Zscaler, Inc.*	9,128	1,754,310
Atlassian Corp. — Class A*	9,702	1,716,090
ANSYS, Inc.*	5,317	1,709,415
GLOBALFOUNDRIES, Inc.*,1	33,596	1,698,614
Take-Two Interactive Software, Inc.*	10,439	1,623,160
ARM Holdings plc ADR*,1	7,200	1,178,064
MongoDB, Inc.*	4,468	1,116,821
Total Technology		456,215,991
Communications - 20.5%
Amazon.com, Inc.*	245,415	47,426,449
Meta Platforms, Inc. — Class A	82,217	41,455,456
Alphabet, Inc. — Class A	138,524	25,232,147
Alphabet, Inc. — Class C	132,463	24,296,363
Netflix, Inc.*	26,246	17,712,900
T-Mobile US, Inc.	71,378	12,575,376
Cisco Systems, Inc.	245,397	11,658,812
Comcast Corp. — Class A	238,415	9,336,331
Booking Holdings, Inc.	2,067	8,188,421
Palo Alto Networks, Inc.*	19,723	6,686,294
PDD Holdings, Inc. ADR*	40,684	5,408,938
MercadoLibre, Inc.*	3,088	5,074,819
Airbnb, Inc. — Class A*	26,892	4,077,634
Trade Desk, Inc. — Class A*	27,118	2,648,615
Charter Communications, Inc. — Class A*	8,773	2,622,776
DoorDash, Inc. — Class A*	23,249	2,529,026
CDW Corp.	8,186	1,832,354
Warner Bros Discovery, Inc.*	149,250	1,110,420
Total Communications		229,873,131
Consumer, Non-cyclical - 9.0%
PepsiCo, Inc.	83,739	13,811,073
Amgen, Inc.	32,675	10,209,304
Intuitive Surgical, Inc.*	21,605	9,610,984
Vertex Pharmaceuticals, Inc.*	15,718	7,367,341
Regeneron Pharmaceuticals, Inc.*	6,601	6,937,849
Automatic Data Processing, Inc.	24,930	5,950,542
Mondelez International, Inc. — Class A	81,703	5,346,644
Gilead Sciences, Inc.	75,886	5,206,539
Cintas Corp.	6,180	4,327,607
PayPal Holdings, Inc.*	63,715	3,697,381
Monster Beverage Corp.*	63,452	3,169,427
Moderna, Inc.*	23,343	2,771,981
AstraZeneca plc ADR	35,468	2,766,149
Keurig Dr Pepper, Inc.	82,569	2,757,805
Dexcom, Inc.*	24,223	2,746,404
IDEXX Laboratories, Inc.*	5,030	2,450,616
Kraft Heinz Co.	73,964	2,383,120
Verisk Analytics, Inc. — Class A	8,690	2,342,390
GE HealthCare Technologies, Inc.	27,804	2,166,488
Biogen, Inc.*	8,868	2,055,780
Coca-Cola Europacific Partners plc	27,970	2,038,174
Illumina, Inc.*	9,703	1,012,799
GRAIL, Inc.*,1	1,617	24,858
Total Consumer, Non-cyclical		101,151,255
Consumer, Cyclical - 6.7%
Costco Wholesale Corp.	27,014	22,961,630
Tesla, Inc.*	113,842	22,527,055
Starbucks Corp.	68,993	5,371,105
Marriott International, Inc. — Class A	17,397	4,206,073
O’Reilly Automotive, Inc.*	3,587	3,788,087
PACCAR, Inc.	31,926	3,286,462
Copart, Inc.*	58,614	3,174,534
Ross Stores, Inc.	20,424	2,968,016
Lululemon Athletica, Inc.*	7,358	2,197,835
Fastenal Co.	34,874	2,191,482
Dollar Tree, Inc.*	13,287	1,418,653
Walgreens Boots Alliance, Inc.	52,548	635,568
Total Consumer, Cyclical		74,726,500
Industrial - 1.3%
Honeywell International, Inc.	39,664	8,469,851
CSX Corp.	119,076	3,983,092
Old Dominion Freight Line, Inc.	13,235	2,337,301
Total Industrial		14,790,244
Basic Materials - 1.1%
Linde plc	29,281	12,848,796
Utilities - 0.9%
Constellation Energy Corp.	19,201	3,845,384
American Electric Power Company, Inc.	32,107	2,817,068

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 80.7% (continued)
Utilities - 0.9% (continued)
Exelon Corp.	60,912	$2,108,165
Xcel Energy, Inc.	33,844	1,807,608
Total Utilities		10,578,225
Energy - 0.4%
Diamondback Energy, Inc.	10,863	2,174,664
Baker Hughes Co.	60,789	2,137,949
Total Energy		4,312,613
Financial - 0.2%
CoStar Group, Inc.*	24,881	1,844,677
Total Common Stocks
(Cost $491,100,731)		906,341,432

	Face Amount
U.S. TREASURY BILLS†† - 12.6%
U.S. Treasury Bills
4.92% due 07/23/24[2,3]	$61,000,000	60,804,292
5.27% due 07/23/24[2,3]	25,000,000	24,919,792
5.23% due 07/23/24[2,3]	20,000,000	19,935,833
5.23% due 09/12/24[2,3]	19,250,000	19,045,541
5.18% due 07/09/24[3,4]	16,739,000	16,719,573
Total U.S. Treasury Bills
(Cost $141,424,271)		141,425,031

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank
5.24% due 07/26/24[3]	15,000,000	14,945,417
Total Federal Agency Discount Notes
(Cost $14,945,417)		14,945,417

U.S. GOVERNMENT SECURITIES†† - 0.5%
United States Treasury Floating Rate Note
5.34% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 07/31/24◊	5,000,000	4,998,995
Total U.S. Government Securities
(Cost $5,000,122)		4,998,995

FEDERAL AGENCY NOTES†† - 0.4%
Federal Home Loan Bank
5.34% (SOFR + 0.00%, Rate Floor: 0.00%) due 08/22/24◊	4,000,000	3,999,764
Total Federal Agency Notes
(Cost $4,000,000)		3,999,764

REPURCHASE AGREEMENTS††,5 - 4.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	28,439,084	28,439,084
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	22,420,875	22,420,875
Total Repurchase Agreements
(Cost $50,859,959)		50,859,959

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	2,120,199	2,120,199
Total Securities Lending Collateral
(Cost $2,120,199)		2,120,199
Total Investments - 100.2%
(Cost $709,450,699)		$1,124,690,797
Other Assets & Liabilities, net - (0.2)%		(1,924,008)
Total Net Assets - 100.0%		$1,122,766,789

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	415	Sep 2024	$165,439,750	$(145,576)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	50,845	$1,000,775,704	$7,499,280
Barclays Bank plc	NASDAQ-100 Index	Pay	6.04% (SOFR + 0.70%)	At Maturity	09/25/24	5,196	102,268,099	1,079,257

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Counterparty	Index		Financing Rate	Payment Frequency
OTC Equity Index Swap Agreements†† (continued)
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	09/26/24	3,598	$70,823,385	$(65,702)
							$1,173,867,188	$8,512,835

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$906,341,432	$—	$—	$906,341,432
U.S. Treasury Bills	—	141,425,031	—	141,425,031
Federal Agency Discount Notes	—	14,945,417	—	14,945,417
U.S. Government Securities	—	4,998,995	—	4,998,995
Federal Agency Notes	—	3,999,764	—	3,999,764
Repurchase Agreements	—	50,859,959	—	50,859,959
Securities Lending Collateral	2,120,199	—	—	2,120,199
Equity Index Swap Agreements**	—	8,578,537	—	8,578,537
Total Assets	$908,461,631	$224,807,703	$—	$1,133,269,334

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$145,576	$—	$—	$145,576
Equity Index Swap Agreements**	—	65,702	—	65,702
Total Liabilities	$145,576	$65,702	$—	$211,278

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 40.0%
Consumer, Non-cyclical - 9.5%
Insmed, Inc.*	1,244	$83,348
Sprouts Farmers Market, Inc.*	807	67,514
Vaxcyte, Inc.*	874	65,996
HealthEquity, Inc.*	678	58,444
Ensign Group, Inc.	444	54,918
Blueprint Medicines Corp.*	503	54,213
Halozyme Therapeutics, Inc.*	999	52,308
Cytokinetics, Inc.*	894	48,437
REVOLUTION Medicines, Inc.*	1,220	47,348
Glaukos Corp.*	392	46,393
Lantheus Holdings, Inc.*	544	43,678
Merit Medical Systems, Inc.*	458	39,365
Madrigal Pharmaceuticals, Inc.*	140	39,222
TransMedics Group, Inc.*	257	38,709
Option Care Health, Inc.*	1,396	38,669
Brink’s Co.	360	36,864
Krystal Biotech, Inc.*	199	36,544
Haemonetics Corp.*	402	33,257
Avidity Biosciences, Inc.*	809	33,048
Alkermes plc*	1,348	32,487
RadNet, Inc.*	529	31,169
Integer Holdings Corp.*	267	30,916
Select Medical Holdings Corp.	856	30,011
Herc Holdings, Inc.	225	29,990
Lancaster Colony Corp.	157	29,668
Bridgebio Pharma, Inc.*	1,125	28,496
CBIZ, Inc.*	384	28,454
Alight, Inc. — Class A*	3,803	28,066
Korn Ferry	416	27,930
Crinetics Pharmaceuticals, Inc.*	623	27,904
Primo Water Corp.	1,264	27,631
StoneCo Ltd. — Class A*	2,292	27,481
Axonics, Inc.*	408	27,430
Prestige Consumer Healthcare, Inc.*	397	27,334
Neogen Corp.*	1,747	27,306
Guardant Health, Inc.*	945	27,292
iRhythm Technologies, Inc.*	250	26,910
Simply Good Foods Co.*	731	26,411
Insperity, Inc.	287	26,177
TriNet Group, Inc.	260	26,000
ABM Industries, Inc.	506	25,588
Arrowhead Pharmaceuticals, Inc.*	956	24,846
Oscar Health, Inc. — Class A*	1,557	24,632
Alarm.com Holdings, Inc.*	386	24,526
Stride, Inc.*	341	24,041
LivaNova plc*	437	23,956
WD-40 Co.	109	23,941
Axsome Therapeutics, Inc.*	292	23,506
Amicus Therapeutics, Inc.*	2,349	23,302
Denali Therapeutics, Inc.*	995	23,104
Dyne Therapeutics, Inc.*	646	22,797
Twist Bioscience Corp.*	461	22,718
ICF International, Inc.	149	22,121
Adtalem Global Education, Inc.*	313	21,350
Corcept Therapeutics, Inc.*	647	21,021
Ideaya Biosciences, Inc.*	598	20,996
Tandem Diabetes Care, Inc.*	519	20,911
Biohaven Ltd.*	601	20,861
SpringWorks Therapeutics, Inc.*	550	20,719
PROCEPT BioRobotics Corp.*	339	20,709
Marqeta, Inc. — Class A*	3,733	20,457
ICU Medical, Inc.*	172	20,425
Inari Medical, Inc.*	424	20,416
ADMA Biologics, Inc.*	1,803	20,157
Cal-Maine Foods, Inc.	328	20,044
TG Therapeutics, Inc.*	1,118	19,889
J & J Snack Foods Corp.	122	19,809
Strategic Education, Inc.	178	19,697
Geron Corp.*	4,611	19,551
Agios Pharmaceuticals, Inc.*	453	19,533
Nuvalent, Inc. — Class A*	256	19,420
Progyny, Inc.*	676	19,340
Celldex Therapeutics, Inc.*	517	19,134
Arcellx, Inc.*	345	19,041
STAAR Surgical Co.*	396	18,854
PTC Therapeutics, Inc.*	610	18,654
Graham Holdings Co. — Class B	26	18,188
CorVel Corp.*	71	18,053
Rhythm Pharmaceuticals, Inc.*	438	17,984
Vericel Corp.*	388	17,801
Helen of Troy Ltd.*	190	17,621
Myriad Genetics, Inc.*	716	17,513
Intellia Therapeutics, Inc.*	771	17,255
EVERTEC, Inc.	516	17,157
CONMED Corp.	247	17,122
Inter Parfums, Inc.	146	16,940
RxSight, Inc.*	272	16,366
Iovance Biotherapeutics, Inc.*	2,027	16,257
Protagonist Therapeutics, Inc.*	468	16,216
agilon health, Inc.*	2,470	16,154
LiveRamp Holdings, Inc.*	522	16,151
Laureate Education, Inc. — Class A	1,074	16,046
Integra LifeSciences Holdings Corp.*	549	15,998
Flywire Corp.*	967	15,849
Edgewell Personal Care Co.	394	15,835
ACADIA Pharmaceuticals, Inc.*	958	15,567
Patterson Companies, Inc.	644	15,533
AMN Healthcare Services, Inc.*	303	15,523
UFP Technologies, Inc.*	58	15,304
Surgery Partners, Inc.*	615	14,631
Addus HomeCare Corp.*	126	14,630
Novocure Ltd.*	853	14,612
Catalyst Pharmaceuticals, Inc.*	932	14,437
TreeHouse Foods, Inc.*	392	14,363
Beam Therapeutics, Inc.*	612	14,339
Novavax, Inc.*	1,131	14,318
GEO Group, Inc.*	995	14,288
NeoGenomics, Inc.*	1,021	14,161
Remitly Global, Inc.*	1,161	14,071
Astrana Health, Inc.*	345	13,993
Huron Consulting Group, Inc.*	142	13,987
Central Garden & Pet Co. — Class A*	418	13,806
Ardelyx, Inc.*	1,861	13,790
Arvinas, Inc.*	514	13,683
Syndax Pharmaceuticals, Inc.*	658	13,509
Teladoc Health, Inc.*	1,363	13,330
LeMaitre Vascular, Inc.	162	13,329
Veracyte, Inc.*	615	13,327

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Upbound Group, Inc.	430	$13,201
Andersons, Inc.	261	12,946
Akero Therapeutics, Inc.*	543	12,739
Cimpress plc*	145	12,703
Payoneer Global, Inc.*	2,268	12,565
Vector Group Ltd.	1,176	12,430
Recursion Pharmaceuticals, Inc. — Class A*	1,655	12,413
Amphastar Pharmaceuticals, Inc.*	308	12,320
Immunovant, Inc.*	465	12,276
Vital Farms, Inc.*	261	12,207
Kura Oncology, Inc.*	581	11,963
Dynavax Technologies Corp.*	1,055	11,848
John Wiley & Sons, Inc. — Class A	289	11,762
PROG Holdings, Inc.	339	11,757
Inmode Ltd.*	637	11,619
CoreCivic, Inc.*	883	11,461
Ligand Pharmaceuticals, Inc. — Class B*	136	11,459
Apogee Therapeutics, Inc.*	290	11,412
Rocket Pharmaceuticals, Inc.*	527	11,346
Vera Therapeutics, Inc.*	312	11,288
Perdoceo Education Corp.	525	11,246
US Physical Therapy, Inc.	120	11,090
MannKind Corp.*	2,123	11,082
Chefs’ Warehouse, Inc.*	280	10,951
Morphic Holding, Inc.*	319	10,868
National Healthcare Corp.	100	10,840
Keros Therapeutics, Inc.*	236	10,785
Supernus Pharmaceuticals, Inc.*	402	10,754
Mirum Pharmaceuticals, Inc.*	314	10,736
Kymera Therapeutics, Inc.*	356	10,627
Pacira BioSciences, Inc.*	367	10,500
Brookdale Senior Living, Inc. — Class A*	1,533	10,470
Edgewise Therapeutics, Inc.*	581	10,464
Avadel Pharmaceuticals plc*	740	10,404
BioCryst Pharmaceuticals, Inc.*	1,654	10,222
Nurix Therapeutics, Inc.*	485	10,122
Arlo Technologies, Inc.*	762	9,937
Omnicell, Inc.*	365	9,881
National Beverage Corp.	188	9,633
Janux Therapeutics, Inc.*	225	9,425
ANI Pharmaceuticals, Inc.*	148	9,425
Legalzoom.com, Inc.*	1,104	9,263
Kforce, Inc.	149	9,257
Universal Corp.	192	9,253
CRA International, Inc.	53	9,128
Xencor, Inc.*	476	9,011
Vita Coco Company, Inc.*	314	8,745
Utz Brands, Inc.	521	8,669
WK Kellogg Co.	525	8,641
AtriCure, Inc.*	379	8,630
Alphatec Holdings, Inc.*	822	8,590
Ocular Therapeutix, Inc.*	1,246	8,523
Silk Road Medical, Inc.*	314	8,491
MGP Ingredients, Inc.	113	8,407
Collegium Pharmaceutical, Inc.*	261	8,404
4D Molecular Therapeutics, Inc.*	399	8,375
Herbalife Ltd.*	800	8,312
Weis Markets, Inc.	132	8,286
Transcat, Inc.*	69	8,258
Artivion, Inc.*	318	8,157
Owens & Minor, Inc.*	604	8,154
AdaptHealth Corp.*	815	8,150
Amneal Pharmaceuticals, Inc.*	1,274	8,090
Tarsus Pharmaceuticals, Inc.*	295	8,018
Ingles Markets, Inc. — Class A	116	7,959
Deluxe Corp.	354	7,951
Arcutis Biotherapeutics, Inc.*	851	7,914
Coursera, Inc.*	1,102	7,890
Repay Holdings Corp.*	725	7,656
Ironwood Pharmaceuticals, Inc. — Class A*	1,133	7,387
Krispy Kreme, Inc.	685	7,370
Dole plc	601	7,356
Harmony Biosciences Holdings, Inc.*	242	7,301
Quanex Building Products Corp.	264	7,300
Innoviva, Inc.*	443	7,265
Avanos Medical, Inc.*	364	7,251
Soleno Therapeutics, Inc.*	176	7,181
ImmunityBio, Inc.*,1	1,135	7,173
Prothena Corporation plc*	340	7,018
Longboard Pharmaceuticals, Inc.*	259	7,001
John B Sanfilippo & Son, Inc.	72	6,996
Barrett Business Services, Inc.	205	6,718
Arcus Biosciences, Inc.*	435	6,625
Neumora Therapeutics, Inc.*	673	6,616
Udemy, Inc.*	766	6,611
Enliven Therapeutics, Inc.*	282	6,590
MiMedx Group, Inc.*	949	6,577
Aurinia Pharmaceuticals, Inc.*	1,150	6,567
First Advantage Corp.	407	6,541
Viridian Therapeutics, Inc.*	501	6,518
Spyre Therapeutics, Inc.*	277	6,512
Vir Biotechnology, Inc.*	717	6,381
Maravai LifeSciences Holdings, Inc. — Class A*	884	6,329
Healthcare Services Group, Inc.*	589	6,232
CareDx, Inc.*	399	6,196
Cogent Biosciences, Inc.*	735	6,196
United Natural Foods, Inc.*	470	6,157
Driven Brands Holdings, Inc.*	480	6,110
BioLife Solutions, Inc.*	284	6,086
Matthews International Corp. — Class A	238	5,962
Disc Medicine, Inc.*	132	5,949
Fresh Del Monte Produce, Inc.	271	5,921
CG oncology, Inc.*	186	5,872
PACS Group, Inc.*	199	5,871
Embecta Corp.	464	5,800
Sana Biotechnology, Inc.*	1,059	5,782
Day One Biopharmaceuticals, Inc.*	416	5,732
Praxis Precision Medicines, Inc.*	138	5,708
Monro, Inc.	239	5,703
Kiniksa Pharmaceuticals International plc*	299	5,582
Viad Corp.*	164	5,576
Liquidia Corp.*	462	5,544
Summit Therapeutics, Inc.*	701	5,468
Cytek Biosciences, Inc.*	972	5,424

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Cullinan Therapeutics, Inc.*	309	$5,389
Pennant Group, Inc.*	231	5,357
Mister Car Wash, Inc.*	750	5,340
Kelly Services, Inc. — Class A	248	5,310
ZipRecruiter, Inc. — Class A*	575	5,227
89bio, Inc.*	649	5,198
Relay Therapeutics, Inc.*	796	5,190
SpartanNash Co.	275	5,159
Harrow, Inc.*,1	245	5,118
Pediatrix Medical Group, Inc.*	675	5,096
Heidrick & Struggles International, Inc.	161	5,084
B&G Foods, Inc.	622	5,026
Moneylion, Inc.*	68	5,001
Immunome, Inc.*	412	4,985
Atrion Corp.	11	4,977
Universal Technical Institute, Inc.*	316	4,971
Hain Celestial Group, Inc.*	718	4,961
Dianthus Therapeutics, Inc.*	191	4,943
Pliant Therapeutics, Inc.*	456	4,902
BrightSpring Health Services, Inc.*	431	4,896
Travere Therapeutics, Inc.*	590	4,850
Evolus, Inc.*	443	4,807
PetIQ, Inc.*	216	4,765
BrightView Holdings, Inc.*	354	4,708
V2X, Inc.*	98	4,700
LifeStance Health Group, Inc.*	955	4,689
Sage Therapeutics, Inc.*	431	4,681
Surmodics, Inc.*	110	4,624
UroGen Pharma Ltd.*,1	275	4,615
Varex Imaging Corp.*	310	4,566
Scholar Rock Holding Corp.*	548	4,565
Paysafe Ltd.*	258	4,561
Castle Biosciences, Inc.*	207	4,506
Ennis, Inc.	204	4,466
Arcturus Therapeutics Holdings, Inc.*	183	4,456
Turning Point Brands, Inc.	137	4,396
Hackett Group, Inc.	202	4,387
Cass Information Systems, Inc.	108	4,328
REGENXBIO, Inc.*	369	4,317
SI-BONE, Inc.*	326	4,215
Nuvation Bio, Inc.*	1,437	4,196
Mind Medicine MindMed, Inc.*	576	4,153
USANA Health Sciences, Inc.*	91	4,117
Green Dot Corp. — Class A*	426	4,026
Cassava Sciences, Inc.*	325	4,014
I3 Verticals, Inc. — Class A*	181	3,996
SunOpta, Inc.*	735	3,969
Zimvie, Inc.*	216	3,942
AnaptysBio, Inc.*	157	3,934
Sterling Check Corp.*	265	3,922
Stoke Therapeutics, Inc.*	285	3,850
Quanterix Corp.*	288	3,804
Zymeworks, Inc.*	447	3,804
Altimmune, Inc.*	569	3,784
OrthoPediatrics Corp.*	131	3,768
Perspective Therapeutics, Inc.*	377	3,759
Cross Country Healthcare, Inc.*	266	3,681
Corbus Pharmaceuticals Holdings, Inc.*	81	3,665
HilleVax, Inc.*	252	3,644
Replimune Group, Inc.*	403	3,627
Applied Therapeutics, Inc.*	770	3,596
KalVista Pharmaceuticals, Inc.*	305	3,593
Orthofix Medical, Inc.*	270	3,580
Enhabit, Inc.*	399	3,559
Avid Bioservices, Inc.*	498	3,556
Y-mAbs Therapeutics, Inc.*	294	3,552
ACCO Brands Corp.	748	3,515
ORIC Pharmaceuticals, Inc.*	493	3,486
EyePoint Pharmaceuticals, Inc.*	400	3,480
Hertz Global Holdings, Inc.*	983	3,470
Olema Pharmaceuticals, Inc.*	320	3,462
Franklin Covey Co.*	91	3,458
Arbutus Biopharma Corp.*	1,117	3,452
Mission Produce, Inc.*	348	3,438
Humacyte, Inc.*	704	3,379
Community Health Systems, Inc.*	1,005	3,377
Esperion Therapeutics, Inc.*	1,513	3,359
Adaptive Biotechnologies Corp.*	927	3,356
ARS Pharmaceuticals, Inc.*	394	3,353
Annexon, Inc.*	674	3,303
Heron Therapeutics, Inc.*	940	3,290
Astria Therapeutics, Inc.*	361	3,285
MaxCyte, Inc.*	838	3,285
Tango Therapeutics, Inc.*	382	3,278
OPKO Health, Inc.*,1	2,608	3,260
Beyond Meat, Inc.*,1	478	3,207
Fulgent Genetics, Inc.*	163	3,198
Nano-X Imaging Ltd.*,1	434	3,186
Ocugen, Inc.*	2,049	3,176
Terns Pharmaceuticals, Inc.*	461	3,139
Savara, Inc.*	776	3,127
Editas Medicine, Inc.*	664	3,101
WaVe Life Sciences Ltd.*	620	3,094
iTeos Therapeutics, Inc.*	208	3,087
Fulcrum Therapeutics, Inc.*	497	3,081
Celcuity, Inc.*	187	3,063
Calavo Growers, Inc.	134	3,042
Duckhorn Portfolio, Inc.*	425	3,018
Pacific Biosciences of California, Inc.*,1	2,190	3,000
Neurogene, Inc.*	82	2,984
Central Garden & Pet Co.*	77	2,964
Anika Therapeutics, Inc.*	117	2,964
Alector, Inc.*	646	2,933
Carriage Services, Inc. — Class A	109	2,926
Willdan Group, Inc.*	101	2,914
Voyager Therapeutics, Inc.*	368	2,911
Taysha Gene Therapies, Inc.*	1,281	2,869
Tejon Ranch Co.*	168	2,866
Resources Connection, Inc.	259	2,859
National Research Corp. — Class A	123	2,823
Entrada Therapeutics, Inc.*	198	2,822
SIGA Technologies, Inc.	371	2,816
iRadimed Corp.	64	2,812
Phathom Pharmaceuticals, Inc.*	273	2,812
Aura Biosciences, Inc.*	371	2,805
Verve Therapeutics, Inc.*	569	2,777
Westrock Coffee Co.*	271	2,772
OmniAb, Inc.*	739	2,771
Limoneira Co.	133	2,768

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Phibro Animal Health Corp. — Class A	164	$2,750
Agenus, Inc.*	163	2,730
European Wax Center, Inc. — Class A*	271	2,691
Mineralys Therapeutics, Inc.*	229	2,679
Fate Therapeutics, Inc.*	802	2,631
Tyra Biosciences, Inc.*	163	2,606
Treace Medical Concepts, Inc.*	391	2,600
Distribution Solutions Group, Inc.*	86	2,580
Paragon 28, Inc.*	377	2,579
Cargo Therapeutics, Inc.*	157	2,578
Vanda Pharmaceuticals, Inc.*	456	2,576
ACELYRIN, Inc.*	584	2,575
Cabaletta Bio, Inc.*	344	2,573
BRC, Inc. — Class A*	417	2,556
OraSure Technologies, Inc.*	598	2,547
Cerus Corp.*	1,445	2,543
GeneDx Holdings Corp.*	97	2,536
TrueBlue, Inc.*	246	2,534
Xeris Biopharma Holdings, Inc.*	1,123	2,527
DocGo, Inc.*	814	2,515
Chegg, Inc.*	795	2,512
Nkarta, Inc.*	424	2,506
Theravance Biopharma, Inc.*	294	2,493
Lincoln Educational Services Corp.*	209	2,479
Aaron’s Company, Inc.	248	2,475
Axogen, Inc.*	340	2,462
Anavex Life Sciences Corp.*,1	583	2,460
Larimar Therapeutics, Inc.*	337	2,443
Nevro Corp.*	290	2,442
Tourmaline Bio, Inc.	185	2,379
ModivCare, Inc.*	89	2,335
Prime Medicine, Inc.*	454	2,334
Target Hospitality Corp.*	264	2,299
Tactile Systems Technology, Inc.*	189	2,257
Seneca Foods Corp. — Class A*	39	2,239
American Public Education, Inc.*	126	2,215
C4 Therapeutics, Inc.*	469	2,167
Revance Therapeutics, Inc.*	834	2,143
Erasca, Inc.*	903	2,131
Accolade, Inc.*	593	2,123
MacroGenics, Inc.*	492	2,091
Enanta Pharmaceuticals, Inc.*	161	2,088
Third Harmonic Bio, Inc.*	159	2,067
Jasper Therapeutics, Inc.*	91	2,066
Atea Pharmaceuticals, Inc.*	618	2,046
PepGen, Inc.*	124	1,979
Absci Corp.*	639	1,968
Allogene Therapeutics, Inc.*	842	1,962
Spire Global, Inc.*	179	1,940
Pulmonx Corp.*	303	1,921
Sutro Biopharma, Inc.*	655	1,919
CorMedix, Inc.*	440	1,905
Medifast, Inc.	86	1,877
Zentalis Pharmaceuticals, Inc.*	458	1,873
Honest Company, Inc.*	641	1,872
Lyell Immunopharma, Inc.*	1,287	1,866
Village Super Market, Inc. — Class A	70	1,849
Inozyme Pharma, Inc.*	414	1,846
AngioDynamics, Inc.*	305	1,845
Mersana Therapeutics, Inc.*	908	1,825
Omeros Corp.*	448	1,819
Utah Medical Products, Inc.	27	1,804
Viemed Healthcare, Inc.*	275	1,801
TScan Therapeutics, Inc.*	307	1,796
Actinium Pharmaceuticals, Inc.*	241	1,783
Custom Truck One Source, Inc.*	408	1,775
ADC Therapeutics S.A.*	561	1,773
Mama’s Creations, Inc.*	263	1,773
Nektar Therapeutics*	1,429	1,772
LENZ Therapeutics, Inc.[1]	101	1,746
Bioventus, Inc. — Class A*	301	1,731
Alta Equipment Group, Inc.	215	1,729
Olaplex Holdings, Inc.*	1,110	1,709
Akebia Therapeutics, Inc.*	1,666	1,699
Sezzle, Inc.*	19	1,676
Korro Bio, Inc.*	49	1,660
Zevra Therapeutics, Inc.*	337	1,651
Pulse Biosciences, Inc.*	147	1,645
Performant Financial Corp.*	566	1,641
Inovio Pharmaceuticals, Inc.*	203	1,640
Forrester Research, Inc.*	96	1,640
Avita Medical, Inc.*	205	1,624
Organogenesis Holdings, Inc.*	578	1,618
Biote Corp. — Class A*,1	216	1,614
Poseida Therapeutics, Inc.*	550	1,606
Precigen, Inc.*	1,014	1,602
ALX Oncology Holdings, Inc.*	264	1,592
Natural Grocers by Vitamin Cottage, Inc.	75	1,590
Cartesian Therapeutics, Inc.*	58	1,567
Nathan’s Famous, Inc.	23	1,559
Nature’s Sunshine Products, Inc.*	103	1,552
Aquestive Therapeutics, Inc.*	595	1,547
Inogen, Inc.*	190	1,545
Lexicon Pharmaceuticals, Inc.*	919	1,544
Coherus Biosciences, Inc.*	881	1,524
XOMA Corp.*	64	1,516
Orchestra BioMed Holdings, Inc.*	186	1,516
Acacia Research Corp.*	302	1,513
Bluebird Bio, Inc.*	1,534	1,510
2seventy bio, Inc.*	391	1,505
Alico, Inc.	57	1,477
ArriVent Biopharma, Inc.*	79	1,465
Trevi Therapeutics, Inc.*	470	1,401
Accuray, Inc.*	768	1,398
Black Diamond Therapeutics, Inc.*	297	1,384
Tenaya Therapeutics, Inc.*	442	1,370
Aldeyra Therapeutics, Inc.*	399	1,321
Lexeo Therapeutics, Inc.*	82	1,315
Quad/Graphics, Inc.	241	1,313
MeiraGTx Holdings plc*	311	1,309
Sera Prognostics, Inc. — Class A*	221	1,308
Semler Scientific, Inc.*	38	1,307
Achieve Life Sciences, Inc.*	276	1,297
Pyxis Oncology, Inc.*	391	1,294
CVRx, Inc.*	106	1,271
Whole Earth Brands, Inc.*	260	1,264

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

ProKidney Corp.*	505	$1,242
Ispire Technology, Inc.*	154	1,232
Joint Corp.*	87	1,223
Shattuck Labs, Inc.*	313	1,208
Atossa Therapeutics, Inc.*	1,013	1,205
Inhibrx Biosciences, Inc.*	84	1,190
Cibus, Inc.*	120	1,182
Lineage Cell Therapeutics, Inc.*	1,183	1,180
Foghorn Therapeutics, Inc.*	202	1,162
Aveanna Healthcare Holdings, Inc.*	418	1,154
Fennec Pharmaceuticals, Inc.*	188	1,149
Adverum Biotechnologies, Inc.*	167	1,146
Beauty Health Co.*	596	1,144
Rigel Pharmaceuticals, Inc.*	139	1,143
Zynex, Inc.*	122	1,137
Elevation Oncology, Inc.*	418	1,129
Ventyx Biosciences, Inc.*	487	1,125
Generation Bio Co.*	396	1,117
Verrica Pharmaceuticals, Inc.*	152	1,108
Skye Bioscience, Inc.*	138	1,105
CPI Card Group, Inc.*	40	1,090
InfuSystem Holdings, Inc.*	159	1,086
Caribou Biosciences, Inc.*	659	1,081
Puma Biotechnology, Inc.*	331	1,079
ChromaDex Corp.*	392	1,070
Quipt Home Medical Corp.*	327	1,053
Cadiz, Inc.*	337	1,041
Solid Biosciences, Inc.*	180	1,021
Fibrobiologics, Inc.*	204	1,018
Kyverna Therapeutics, Inc.*	135	1,013
Biomea Fusion, Inc.*	221	995
MediWound Ltd.*	64	993
scPharmaceuticals, Inc.*	227	988
Contineum Therapeutics, Inc. — Class A*	56	986
Candel Therapeutics, Inc.*	159	986
SoundThinking, Inc.*	80	974
Capricor Therapeutics, Inc.*	203	968
CompoSecure, Inc. — Class A	142	966
HF Foods Group, Inc.*	319	957
Alimera Sciences, Inc.*	172	956
Century Therapeutics, Inc.*	367	936
Harvard Bioscience, Inc.*	326	929
Nautilus Biotechnology, Inc.*	390	913
Monte Rosa Therapeutics, Inc.*	244	913
Regulus Therapeutics, Inc.*	506	903
Sanara Medtech, Inc.*	32	903
G1 Therapeutics, Inc.*	395	901
Veru, Inc.*	1,058	890
Lifecore Biomedical, Inc.*	171	877
Inmune Bio, Inc.*	98	864
Q32 Bio, Inc.*	48	862
Quantum-Si, Inc.*	802	842
Design Therapeutics, Inc.*	251	841
IGM Biosciences, Inc.*	121	831
Information Services Group, Inc.	282	829
Greenwich Lifesciences, Inc.*	48	828
NeuroPace, Inc.*	109	824
Compass Therapeutics, Inc.*	817	817
Acumen Pharmaceuticals, Inc.*	336	813
Stereotaxis, Inc.*	439	799
X4 Pharmaceuticals, Inc.*	1,345	780
Priority Technology Holdings, Inc.*	145	766
XBiotech, Inc.*	148	761
Alto Neuroscience, Inc.*	71	759
Innovage Holding Corp.*	152	754
Sonida Senior Living, Inc.*	27	743
CervoMed, Inc.*	43	736
RAPT Therapeutics, Inc.*	240	732
DLH Holdings Corp.*	68	718
FiscalNote Holdings, Inc.*	482	704
Waldencast plc — Class A*	196	704
Invivyd, Inc.*	635	699
Cardiff Oncology, Inc.*	314	697
Emerald Holding, Inc.*	122	694
Renovaro, Inc.*	390	683
Gyre Therapeutics, Inc.*	56	668
Kodiak Sciences, Inc.*	261	613
Verastem, Inc.*	203	605
Werewolf Therapeutics, Inc.*	244	595
Zura Bio Ltd.*	160	560
Acrivon Therapeutics, Inc.*	95	551
HireQuest, Inc.	44	543
Akoya Biosciences, Inc.*	213	498
Forafric Global plc*	44	469
Scilex Holding Co.*	243	469
Outlook Therapeutics, Inc.*	63	465
Lifeway Foods, Inc.*	36	460
AirSculpt Technologies, Inc.*	106	424
Eliem Therapeutics, Inc.*	58	412
Prelude Therapeutics, Inc.*	106	404
Galectin Therapeutics, Inc.*	163	368
Ovid therapeutics, Inc.*	472	363
MarketWise, Inc.	309	358
Fractyl Health, Inc.*	60	256
Metagenomi, Inc.*	51	208
Boundless Bio, Inc.*	51	197
Conduit Pharmaceuticals, Inc.*	185	196
Telomir Pharmaceuticals, Inc.*	39	188
Aerovate Therapeutics, Inc.*	108	179
Tevogen Bio Holdings, Inc.*	175	127
Lyra Therapeutics, Inc.*	387	107
Ligand Pharmaceuticals, Inc.*,††	23	–
Ligand Pharmaceuticals, Inc.*,††	23	–
Total Consumer, Non-cyclical		4,682,387
Financial - 9.2%
FTAI Aviation Ltd.	799	82,384
Essent Group Ltd.	836	46,975
Ryman Hospitality Properties, Inc. REIT	470	46,934
SouthState Corp.	609	46,540
Selective Insurance Group, Inc.	487	45,695
Jackson Financial, Inc. — Class A	612	45,447
Terreno Realty Corp. REIT	765	45,273
Marathon Digital Holdings, Inc.*	2,189	43,452
Old National Bancorp	2,519	43,302
Mr Cooper Group, Inc.*	511	41,509
Cadence Bank	1,459	41,261
Essential Properties Realty Trust, Inc. REIT	1,405	38,933
Kite Realty Group Trust REIT	1,739	38,919
Hamilton Lane, Inc. — Class A	308	38,063
Radian Group, Inc.	1,213	37,724
Home BancShares, Inc.	1,509	36,156

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

United Bankshares, Inc.	1,059	$34,354
Glacier Bancorp, Inc.	912	34,036
Independence Realty Trust, Inc. REIT	1,810	33,919
Hancock Whitney Corp.	695	33,242
Moelis & Co. — Class A	566	32,183
Phillips Edison & Company, Inc. REIT	983	32,154
Piper Sandler Cos.	139	31,994
Enstar Group Ltd.*	101	30,876
First Financial Bankshares, Inc.	1,042	30,770
SL Green Realty Corp. REIT[1]	532	30,132
UMB Financial Corp.	359	29,948
Sabra Health Care REIT, Inc.	1,853	28,536
Cleanspark, Inc.*	1,774	28,295
CareTrust REIT, Inc.	1,085	27,233
Macerich Co. REIT	1,735	26,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	900	26,640
Apple Hospitality REIT, Inc.	1,825	26,535
Ameris Bancorp	527	26,534
ServisFirst Bancshares, Inc.	406	25,655
Associated Banc-Corp.	1,199	25,359
Walker & Dunlop, Inc.	257	25,237
PotlatchDeltic Corp. REIT	636	25,052
Axos Financial, Inc.*	438	25,032
International Bancshares Corp.	433	24,772
Innovative Industrial Properties, Inc. REIT	226	24,684
BGC Group, Inc. — Class A	2,959	24,560
United Community Banks, Inc.	958	24,391
Fulton Financial Corp.	1,431	24,298
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	1,390	24,214
Valley National Bancorp	3,456	24,123
First BanCorp	1,318	24,106
Broadstone Net Lease, Inc. REIT	1,510	23,964
CNO Financial Group, Inc.	860	23,839
Atlantic Union Bankshares Corp.	716	23,521
Tanger, Inc. REIT	853	23,125
National Health Investors, Inc. REIT	335	22,690
Texas Capital Bancshares, Inc.*	371	22,683
WSFS Financial Corp.	480	22,560
COPT Defense Properties REIT	901	22,552
SITE Centers Corp. REIT	1,521	22,055
NMI Holdings, Inc. — Class A*	635	21,615
LXP Industrial Trust REIT	2,327	21,222
Arbor Realty Trust, Inc. REIT[1]	1,475	21,166
Genworth Financial, Inc. — Class A*	3,490	21,080
Cathay General Bancorp	557	21,010
Burford Capital Ltd.	1,604	20,932
Artisan Partners Asset Management, Inc. — Class A	504	20,800
McGrath RentCorp[1]	195	20,777
PJT Partners, Inc. — Class A	189	20,395
PennyMac Financial Services, Inc.	214	20,244
Riot Platforms, Inc.*	2,173	19,861
Community Financial System, Inc.	419	19,781
StepStone Group, Inc. — Class A	429	19,687
New York Community Bancorp, Inc.	6,092	19,616
Cushman & Wakefield plc*	1,833	19,063
Baldwin Insurance Group, Inc. — Class A*	527	18,693
CVB Financial Corp.	1,061	18,292
Four Corners Property Trust, Inc. REIT	735	18,132
Bank of Hawaii Corp.	313	17,907
Bread Financial Holdings, Inc.	398	17,735
Urban Edge Properties REIT	959	17,713
Pagseguro Digital Ltd. — Class A*	1,510	17,652
Pacific Premier Bancorp, Inc.	767	17,618
Simmons First National Corp. — Class A	994	17,475
BankUnited, Inc.	597	17,474
First Interstate BancSystem, Inc. — Class A	628	17,440
Eastern Bankshares, Inc.	1,244	17,391
Independent Bank Corp.	340	17,245
Douglas Emmett, Inc. REIT	1,293	17,210
Sunstone Hotel Investors, Inc. REIT	1,629	17,039
Outfront Media, Inc. REIT	1,185	16,945
First Financial Bancorp	756	16,798
StoneX Group, Inc.*	219	16,493
Equity Commonwealth REIT*	847	16,432
Park National Corp.	115	16,369
Seacoast Banking Corporation of Florida	676	15,981
Cohen & Steers, Inc.	220	15,963
Palomar Holdings, Inc.*	196	15,905
St. Joe Co.	289	15,808
Victory Capital Holdings, Inc. — Class A	329	15,703
First Merchants Corp.	467	15,546
TowneBank	563	15,353
WaFd, Inc.	535	15,290
Heartland Financial USA, Inc.	340	15,113
Bancorp, Inc.*	400	15,104
Trustmark Corp.	487	14,629
Upstart Holdings, Inc.*	617	14,555
Acadia Realty Trust REIT	809	14,497
Triumph Financial, Inc.*	177	14,470
Provident Financial Services, Inc.	1,008	14,465
NBT Bancorp, Inc.	369	14,243
DiamondRock Hospitality Co. REIT	1,685	14,238
Banc of California, Inc.	1,113	14,224
BancFirst Corp.	160	14,032
OFG Bancorp	372	13,931
Banner Corp.	275	13,651
Renasant Corp.	443	13,529
InvenTrust Properties Corp. REIT	546	13,519
Stewart Information Services Corp.	217	13,471
Core Scientific, Inc.*	1,428	13,281
Independent Bank Group, Inc.	290	13,201
Farmer Mac — Class C	73	13,200
Pebblebrook Hotel Trust REIT	956	13,145
Enova International, Inc.*	210	13,072

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Bank of NT Butterfield & Son Ltd.	372	$13,065
WesBanco, Inc.	461	12,866
City Holding Co.	117	12,431
Retail Opportunity Investments Corp. REIT	992	12,331
Lakeland Financial Corp.	199	12,242
Virtus Investment Partners, Inc.	54	12,196
Enterprise Financial Services Corp.	296	12,109
LTC Properties, Inc. REIT	344	11,868
Global Net Lease, Inc. REIT	1,608	11,819
Northwest Bancshares, Inc.	1,020	11,781
RLJ Lodging Trust REIT	1,220	11,749
Nelnet, Inc. — Class A	116	11,700
Xenia Hotels & Resorts, Inc. REIT	816	11,693
Compass Diversified Holdings	534	11,689
Hilltop Holdings, Inc.	373	11,667
Pathward Financial, Inc.	205	11,597
National Bank Holdings Corp. — Class A	295	11,520
Mercury General Corp.	214	11,372
Customers Bancorp, Inc.*	237	11,371
Elme Communities REIT	705	11,231
Newmark Group, Inc. — Class A	1,094	11,192
First Commonwealth Financial Corp.	810	11,186
Apollo Commercial Real Estate Finance, Inc. REIT	1,141	11,170
FB Financial Corp.	284	11,085
WisdomTree, Inc.	1,117	11,069
Two Harbors Investment Corp. REIT	831	10,978
JBG SMITH Properties REIT	710	10,813
Goosehead Insurance, Inc. — Class A*	188	10,799
Skyward Specialty Insurance Group, Inc.*	297	10,745
Horace Mann Educators Corp.	329	10,732
Ready Capital Corp. REIT	1,294	10,585
Getty Realty Corp. REIT	396	10,557
Compass, Inc. — Class A*	2,919	10,508
First Busey Corp.	427	10,338
Ladder Capital Corp. — Class A REIT	909	10,263
First BanCorp Puerto Rico	321	10,246
S&T Bancorp, Inc.	305	10,184
Stock Yards Bancorp, Inc.	205	10,182
TriCo Bancshares	256	10,130
Empire State Realty Trust, Inc. — Class A REIT	1,073	10,065
Westamerica BanCorp	206	9,997
Hope Bancorp, Inc.	928	9,967
Alexander & Baldwin, Inc. REIT	583	9,888
Live Oak Bancshares, Inc.	278	9,747
SiriusPoint Ltd.*	790	9,638
Hut 8 Corp.*	642	9,624
Easterly Government Properties, Inc. REIT	777	9,611
PennyMac Mortgage Investment Trust REIT	696	9,570
NETSTREIT Corp. REIT	590	9,499
Apartment Investment and Management Co. — Class A REIT*	1,139	9,442
Veris Residential, Inc. REIT	629	9,435
Navient Corp.	646	9,406
Stellar Bancorp, Inc.	393	9,023
National Western Life Group, Inc. — Class A	18	8,945
Nicolet Bankshares, Inc.	107	8,885
Veritex Holdings, Inc.	421	8,879
Safety Insurance Group, Inc.	118	8,854
Kennedy-Wilson Holdings, Inc.	910	8,845
MFA Financial, Inc. REIT	820	8,725
Employers Holdings, Inc.	202	8,611
American Assets Trust, Inc. REIT	384	8,594
Sandy Spring Bancorp, Inc.	352	8,575
Peoples Bancorp, Inc.	277	8,310
Franklin BSP Realty Trust, Inc. REIT	657	8,278
Chimera Investment Corp. REIT	645	8,256
Terawulf, Inc.*	1,843	8,201
Cannae Holdings, Inc.	451	8,181
UMH Properties, Inc. REIT	511	8,171
German American Bancorp, Inc.	228	8,060
Centerspace REIT	119	8,048
Safehold, Inc. REIT	415	8,005
Ellington Financial, Inc. REIT	661	7,985
Berkshire Hills Bancorp, Inc.	348	7,934
1st Source Corp.	147	7,882
QCR Holdings, Inc.	131	7,860
Encore Capital Group, Inc.*	188	7,845
Trupanion, Inc.*,1	264	7,762
ARMOUR Residential REIT, Inc. [1]	393	7,616
American Healthcare REIT, Inc.	521	7,612
Preferred Bank/Los Angeles CA	99	7,473
Origin Bancorp, Inc.	235	7,454
LendingClub Corp.*	875	7,402
OceanFirst Financial Corp.	461	7,325
eXp World Holdings, Inc.[1]	648	7,313
NexPoint Residential Trust, Inc. REIT	182	7,191
Enact Holdings, Inc.	234	7,174
Piedmont Office Realty Trust, Inc. — Class A REIT	989	7,170
FTAI Infrastructure, Inc.	806	6,956
Plymouth Industrial REIT, Inc.	321	6,863
Perella Weinberg Partners	421	6,841
Redwood Trust, Inc. REIT	1,054	6,840
Paramount Group, Inc. REIT	1,477	6,839
Lemonade, Inc.*,1	413	6,814
Service Properties Trust REIT	1,321	6,790
AMERISAFE, Inc.	153	6,715
Bank First Corp.	78	6,442
First Bancshares, Inc.	246	6,391
Southside Bancshares, Inc.	230	6,350
AssetMark Financial Holdings, Inc.*	183	6,323
Fidelis Insurance Holdings Ltd.	386	6,296
Dynex Capital, Inc. REIT	512	6,113
PRA Group, Inc.*	310	6,095
Brandywine Realty Trust REIT	1,357	6,079
First Mid Bancshares, Inc.	183	6,017
HCI Group, Inc.	65	5,991
Marcus & Millichap, Inc.	188	5,926

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Byline Bancorp, Inc.	249	$5,911
Brookline Bancorp, Inc.	706	5,895
BrightSpire Capital, Inc. REIT	1,034	5,894
Armada Hoffler Properties, Inc. REIT	531	5,889
Dime Community Bancshares, Inc.	284	5,794
Premier Financial Corp.	283	5,790
Cipher Mining, Inc.*	1,382	5,735
F&G Annuities & Life, Inc.	149	5,669
Redfin Corp.*	939	5,643
Uniti Group, Inc. REIT	1,915	5,592
Merchants Bancorp	137	5,554
Claros Mortgage Trust, Inc.	691	5,542
ConnectOne Bancorp, Inc.	290	5,478
Capitol Federal Financial, Inc.	993	5,452
Amerant Bancorp, Inc.	237	5,380
Community Trust Bancorp, Inc.	123	5,370
Diversified Healthcare Trust REIT	1,749	5,334
Patria Investments Ltd. — Class A	440	5,306
Burke & Herbert Financial Services Corp.	104	5,302
Univest Financial Corp.	232	5,297
International Money Express, Inc.*	254	5,293
ProAssurance Corp.*	432	5,279
Hudson Pacific Properties, Inc. REIT	1,095	5,267
Whitestone REIT — Class B	391	5,204
Old Second Bancorp, Inc.	349	5,169
Mercantile Bank Corp.	126	5,112
CrossFirst Bankshares, Inc.*	363	5,089
First Community Bankshares, Inc.	137	5,047
Summit Hotel Properties, Inc. REIT	840	5,032
Community Healthcare Trust, Inc. REIT	215	5,029
Tompkins Financial Corp.	102	4,988
Heritage Financial Corp.	274	4,940
Brightsphere Investment Group, Inc.	221	4,900
NB Bancorp, Inc.*	312	4,705
Gladstone Commercial Corp. REIT	321	4,581
Central Pacific Financial Corp.	214	4,537
NerdWallet, Inc. — Class A*	310	4,526
Eagle Bancorp, Inc.	236	4,460
Ambac Financial Group, Inc.*	347	4,449
Global Medical REIT, Inc.	486	4,413
Independent Bank Corp.	160	4,320
Horizon Bancorp, Inc.	347	4,292
TrustCo Bank Corporation NY	149	4,287
KKR Real Estate Finance Trust, Inc. REIT	471	4,263
CBL & Associates Properties, Inc. REIT	182	4,255
Brookfield Business Corp. — Class A	208	4,247
New York Mortgage Trust, Inc. REIT	727	4,246
Cambridge Bancorp	61	4,209
Business First Bancshares, Inc.	193	4,200
Coastal Financial Corp.*	90	4,153
Heritage Commerce Corp.	477	4,150
Equity Bancshares, Inc. — Class A	116	4,083
Farmland Partners, Inc. REIT	352	4,059
Universal Health Realty Income Trust REIT	103	4,031
Hanmi Financial Corp.	241	4,030
Orrstown Financial Services, Inc.	147	4,022
TPG RE Finance Trust, Inc. REIT	460	3,974
Amalgamated Financial Corp.	143	3,918
Metrocity Bankshares, Inc.	148	3,907
Great Southern Bancorp, Inc.	69	3,837
Camden National Corp.	116	3,828
Alexander’s, Inc. REIT	17	3,823
Midland States Bancorp, Inc.	168	3,805
Washington Trust Bancorp, Inc.	136	3,728
Gladstone Land Corp. REIT	269	3,683
Invesco Mortgage Capital, Inc. REIT	393	3,682
Farmers National Banc Corp.	292	3,647
United Fire Group, Inc.	168	3,610
Universal Insurance Holdings, Inc.	192	3,602
World Acceptance Corp.*	29	3,584
Metropolitan Bank Holding Corp.*	85	3,578
Root, Inc. — Class A*	69	3,561
Orchid Island Capital, Inc. REIT	426	3,553
HomeTrust Bancshares, Inc.	118	3,544
HarborOne Bancorp, Inc.	318	3,539
Republic Bancorp, Inc. — Class A	66	3,538
Southern Missouri Bancorp, Inc.	76	3,421
Arrow Financial Corp.	131	3,413
First Financial Corp.	92	3,393
Peoples Financial Services Corp.	74	3,370
CNB Financial Corp.	165	3,368
Tiptree, Inc. — Class A	202	3,331
LendingTree, Inc.*	80	3,327
Chatham Lodging Trust REIT	386	3,289
Columbia Financial, Inc.*	219	3,278
GCM Grosvenor, Inc. — Class A	332	3,240
Bar Harbor Bankshares	120	3,226
Northeast Bank	53	3,226
Capital City Bank Group, Inc.	110	3,128
Diamond Hill Investment Group, Inc.	22	3,096
Peakstone Realty Trust REIT	292	3,095
Real Brokerage, Inc.*	762	3,094
CTO Realty Growth, Inc. REIT	177	3,090
Saul Centers, Inc. REIT	84	3,089
Macatawa Bank Corp.	211	3,081
Five Star Bancorp	130	3,074
FRP Holdings, Inc.*	107	3,052
Peapack-Gladstone Financial Corp.	134	3,035
SmartFinancial, Inc.	127	3,006
One Liberty Properties, Inc. REIT	127	2,982
Bit Digital, Inc.*,1	937	2,980
Northfield Bancorp, Inc.	314	2,977
Selectquote, Inc.*	1,072	2,959

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

NET Lease Office Properties REIT	119	$2,930
Flushing Financial Corp.	221	2,906
Greenlight Capital Re Ltd. — Class A*	221	2,895
B Riley Financial, Inc.[1]	163	2,875
Ares Commercial Real Estate Corp. REIT	428	2,846
P10, Inc. — Class A	333	2,824
Shore Bancshares, Inc.	245	2,805
Alerus Financial Corp.	143	2,804
RMR Group, Inc. — Class A	124	2,802
Carter Bankshares, Inc.*	183	2,767
First Foundation, Inc.	419	2,744
Hippo Holdings, Inc.*	158	2,716
Esquire Financial Holdings, Inc.	57	2,713
Kearny Financial Corp.	439	2,700
Mid Penn Bancorp, Inc.	120	2,634
MidWestOne Financial Group, Inc.	117	2,631
Anywhere Real Estate, Inc.*	786	2,602
RBB Bancorp	136	2,558
South Plains Financial, Inc.	94	2,538
Community West Bancshares	136	2,516
Northrim BanCorp, Inc.	43	2,479
ACNB Corp.	66	2,394
Sierra Bancorp	106	2,372
Farmers & Merchants Bancorp Incorporated/Archbold OH	102	2,368
Financial Institutions, Inc.	122	2,357
NewtekOne, Inc.	186	2,338
First Business Financial Services, Inc.	63	2,330
Hingham Institution For Savings	13	2,325
West BanCorp, Inc.	129	2,309
Postal Realty Trust, Inc. — Class A REIT	172	2,293
Home Bancorp, Inc.	57	2,281
Hamilton Insurance Group Ltd. — Class B*	133	2,214
Orange County Bancorp, Inc.	41	2,168
First Bank/Hamilton NJ	169	2,153
First Bancorp, Inc.	86	2,137
Citizens & Northern Corp.	119	2,129
HBT Financial, Inc.	103	2,103
Chicago Atlantic Real Estate Finance, Inc. REIT	135	2,074
Bank of Marin Bancorp	128	2,072
Legacy Housing Corp.*	90	2,065
American Coastal Insurance Corp.*	194	2,047
Guaranty Bancshares, Inc.	64	2,019
Investors Title Co.	11	1,981
MBIA, Inc.*	357	1,960
Enterprise Bancorp, Inc.	78	1,941
James River Group Holdings Ltd.	251	1,940
Third Coast Bancshares, Inc.*	91	1,936
FS Bancorp, Inc.	53	1,932
Industrial Logistics Properties Trust REIT	523	1,925
Dave, Inc.*	63	1,909
Civista Bancshares, Inc.	123	1,905
Greene County Bancorp, Inc.	56	1,888
Bridgewater Bancshares, Inc.*	161	1,869
Regional Management Corp.	65	1,868
Red River Bancshares, Inc.	38	1,824
Southern States Bancshares, Inc.	67	1,818
Southern First Bancshares, Inc.*	62	1,813
Northeast Community Bancorp, Inc.	99	1,764
First Internet Bancorp	65	1,756
John Marshall Bancorp, Inc.	100	1,744
BayCom Corp.	85	1,730
Unity Bancorp, Inc.	58	1,715
MVB Financial Corp.	92	1,715
First of Long Island Corp.	171	1,713
Primis Financial Corp.	162	1,698
Waterstone Financial, Inc.	132	1,688
HomeStreet, Inc.	147	1,676
Fidelity D&D Bancorp, Inc.	38	1,664
AFC Gamma, Inc. REIT	135	1,647
Colony Bankcorp, Inc.	133	1,629
Citizens Financial Services, Inc.	36	1,628
Timberland Bancorp, Inc.	60	1,625
Orion Office REIT, Inc.	450	1,615
ChoiceOne Financial Services, Inc.	56	1,604
Donegal Group, Inc. — Class A	124	1,597
Plumas Bancorp	44	1,583
BRT Apartments Corp. REIT	90	1,572
Alpine Income Property Trust, Inc. REIT	100	1,556
City Office REIT, Inc.	312	1,554
AG Mortgage Investment Trust, Inc. REIT	230	1,527
Norwood Financial Corp.	60	1,523
Capital Bancorp, Inc.	74	1,517
Blue Foundry Bancorp*	166	1,506
Parke Bancorp, Inc.	84	1,462
Maiden Holdings Ltd.*	705	1,452
Ames National Corp.	70	1,434
FVCBankcorp, Inc.*	131	1,431
Ponce Financial Group, Inc.*	155	1,417
PCB Bancorp	87	1,416
NexPoint Diversified Real Estate Trust REIT	255	1,410
AlTi Global, Inc.*	270	1,407
Middlefield Banc Corp.	58	1,395
LCNB Corp.	99	1,377
Oak Valley Bancorp	55	1,373
Princeton Bancorp, Inc.	41	1,357
Braemar Hotels & Resorts, Inc. REIT	528	1,346
Maui Land & Pineapple Company, Inc.*	61	1,345
Forge Global Holdings, Inc.*	919	1,342
California BanCorp*	62	1,333
Bankwell Financial Group, Inc.	52	1,319
National Bankshares, Inc.	46	1,301
Heritage Insurance Holdings, Inc.*	183	1,296
Seven Hills Realty Trust REIT	102	1,293
Southern California Bancorp*	96	1,293
Velocity Financial, Inc.*	72	1,291
BCB Bancorp, Inc.	120	1,276
Provident Bancorp, Inc.*	125	1,274

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Star Holdings*	104	$1,254
Chemung Financial Corp.	26	1,248
Onity Group, Inc.*	52	1,247
Angel Oak Mortgage REIT, Inc.	95	1,245
Atlanticus Holdings Corp.*	44	1,240
Virginia National Bankshares Corp.	37	1,214
Granite Point Mortgage Trust, Inc. REIT	403	1,197
Franklin Street Properties Corp. REIT	781	1,195
Silvercrest Asset Management Group, Inc. — Class A	76	1,185
First Financial Northwest, Inc.	56	1,183
ESSA Bancorp, Inc.	67	1,179
RE/MAX Holdings, Inc. — Class A	143	1,158
Medallion Financial Corp.	150	1,152
Investar Holding Corp.	74	1,140
Paysign, Inc.*	264	1,138
Stratus Properties, Inc.*	45	1,135
First Western Financial, Inc.*	64	1,088
LINKBANCORP, Inc.	177	1,083
USCB Financial Holdings, Inc.	84	1,078
Crawford & Co. — Class A	122	1,054
Peoples Bancorp of North Carolina, Inc.	36	1,051
Bank7 Corp.	32	1,002
NI Holdings, Inc.*	62	949
Pioneer Bancorp, Inc.*	93	931
Nexpoint Real Estate Finance, Inc. REIT	65	892
Sterling Bancorp, Inc.*	170	889
Kingsway Financial Services, Inc.*	103	849
Sky Harbour Group Corp.*	91	842
Consumer Portfolio Services, Inc.*	68	666
Strawberry Fields REIT, Inc.	47	536
OppFi, Inc.	145	492
SWK Holdings Corp.*	26	442
Offerpad Solutions, Inc.*	84	371
GoHealth, Inc. — Class A*	36	350
Clipper Realty, Inc. REIT	95	343
Transcontinental Realty Investors, Inc.*	10	277
Roadzen, Inc.*	121	269
American Realty Investors, Inc.*	12	170
Total Financial		4,516,219
Industrial - 6.3%
Fabrinet*	292	71,479
Applied Industrial Technologies, Inc.	308	59,752
Fluor Corp.*	1,367	59,533
UFP Industries, Inc.	485	54,320
SPX Technologies, Inc.*	360	51,170
Mueller Industries, Inc.	895	50,961
Chart Industries, Inc.*	338	48,787
Novanta, Inc.*	287	46,813
Casella Waste Systems, Inc. — Class A*	458	45,443
Badger Meter, Inc.	235	43,792
NEXTracker, Inc. — Class A*	934	43,786
Modine Manufacturing Co.*	414	41,479
Federal Signal Corp.	482	40,329
Watts Water Technologies, Inc. — Class A	219	40,158
Atkore, Inc.	294	39,669
Exponent, Inc.	405	38,524
Dycom Industries, Inc.*	227	38,308
AeroVironment, Inc.*	210	38,254
Moog, Inc. — Class A	227	37,977
GATX Corp.	286	37,855
Boise Cascade Co.	317	37,793
Itron, Inc.*	368	36,417
Matson, Inc.	272	35,624
Summit Materials, Inc. — Class A*	970	35,512
Franklin Electric Company, Inc.	363	34,964
Zurn Elkay Water Solutions Corp.	1,165	34,251
EnerSys	320	33,126
CSW Industrials, Inc.	124	32,898
Advanced Energy Industries, Inc.	300	32,628
Arcosa, Inc.	389	32,446
Knife River Corp.*	455	31,914
Belden, Inc.	325	30,485
Scorpio Tankers, Inc.	375	30,484
Terex Corp.	534	29,285
Sanmina Corp.*	439	29,084
Sterling Infrastructure, Inc.*	242	28,638
Cactus, Inc. — Class A	525	27,689
Kadant, Inc.	94	27,615
Golar LNG Ltd.	792	24,829
Enpro, Inc.	168	24,456
RXO, Inc.*	933	24,398
John Bean Technologies Corp.	254	24,122
Kratos Defense & Security Solutions, Inc.*	1,185	23,712
Vishay Intertechnology, Inc.	1,011	22,545
Plexus Corp.*	218	22,493
Hillenbrand, Inc.	562	22,491
Mueller Water Products, Inc. — Class A	1,244	22,292
Granite Construction, Inc.	353	21,875
ESCO Technologies, Inc.	207	21,743
Primoris Services Corp.	428	21,353
Frontdoor, Inc.*	629	21,254
Albany International Corp. — Class A	250	21,113
Hub Group, Inc. — Class A	489	21,051
ArcBest Corp.	189	20,238
AAR Corp.*	276	20,065
Griffon Corp.	310	19,797
Trinity Industries, Inc.	654	19,568
Bloom Energy Corp. — Class A*,1	1,593	19,498
Atmus Filtration Technologies, Inc.*	671	19,311
International Seaways, Inc.	323	19,099
Construction Partners, Inc. — Class A*	344	18,992
Enovix Corp.*,1	1,190	18,397
Werner Enterprises, Inc.	507	18,166
AZZ, Inc.	235	18,154
MYR Group, Inc.*	133	18,049
OSI Systems, Inc.*	130	17,878
Materion Corp.	165	17,842

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Mirion Technologies, Inc.*	1,600	$17,184
Energizer Holdings, Inc.	576	17,015
Gibraltar Industries, Inc.*	245	16,795
Enerpac Tool Group Corp.	435	16,608
Joby Aviation, Inc.*,1	3,218	16,412
TTM Technologies, Inc.*	808	15,699
Barnes Group, Inc.	372	15,404
Leonardo DRS, Inc.*	589	15,025
Standex International Corp.	93	14,987
Tennant Co.	152	14,963
Kennametal, Inc.	634	14,924
Masterbrand, Inc.*	1,014	14,886
Napco Security Technologies, Inc.	282	14,650
Janus International Group, Inc.*	1,136	14,348
Alamo Group, Inc.	82	14,186
Hillman Solutions Corp.*	1,574	13,930
O-I Glass, Inc.*	1,240	13,801
Golden Ocean Group Ltd.	974	13,441
Rocket Lab USA, Inc.*	2,786	13,373
Teekay Tankers Ltd. — Class A	192	13,211
Helios Technologies, Inc.	266	12,701
SFL Corporation Ltd.	903	12,534
DHT Holdings, Inc.	1,081	12,507
CTS Corp.	244	12,354
Knowles Corp.*	707	12,203
Greenbrier Companies, Inc.	246	12,189
World Kinect Corp.	472	12,178
Worthington Enterprises, Inc.	252	11,927
Mercury Systems, Inc.*	439	11,849
Dorian LPG Ltd.	277	11,623
Greif, Inc. — Class A	200	11,494
Montrose Environmental Group, Inc.*	255	11,363
Benchmark Electronics, Inc.	286	11,286
Aspen Aerogels, Inc.*	466	11,114
Apogee Enterprises, Inc.	175	10,996
Lindsay Corp.	88	10,813
Powell Industries, Inc.	75	10,755
NV5 Global, Inc.*	114	10,599
Ichor Holdings Ltd.*	261	10,062
American Woodmark Corp.*	127	9,982
IES Holdings, Inc.*	67	9,335
JELD-WEN Holding, Inc.*	688	9,267
Tecnoglass, Inc.	180	9,032
Marten Transport Ltd.	465	8,579
TriMas Corp.	325	8,307
Thermon Group Holdings, Inc.*	267	8,213
Triumph Group, Inc.*	517	7,967
Columbus McKinnon Corp.	228	7,875
Tutor Perini Corp.*	347	7,558
Ardmore Shipping Corp.	332	7,480
NuScale Power Corp.*,1	621	7,259
Argan, Inc.	99	7,243
Genco Shipping & Trading Ltd.	338	7,203
Cadre Holdings, Inc.	208	6,981
Metallus, Inc.*	343	6,953
CECO Environmental Corp.*	234	6,751
FLEX LNG Ltd.	244	6,598
Archer Aviation, Inc. — Class A*	1,869	6,579
Nordic American Tankers Ltd.	1,632	6,495
Hyster-Yale, Inc.	92	6,415
American Superconductor Corp.*	273	6,386
Proto Labs, Inc.*	205	6,332
Ducommun, Inc.*	109	6,329
Clearwater Paper Corp.*	130	6,301
Gorman-Rupp Co.	168	6,167
Energy Recovery, Inc.*	455	6,047
Vicor Corp.*	180	5,969
PureCycle Technologies, Inc.*,1	987	5,843
Air Transport Services Group, Inc.*	410	5,687
Sturm Ruger & Company, Inc.	136	5,665
Costamare, Inc.	344	5,652
Enviri Corp.*	635	5,480
Astec Industries, Inc.	183	5,428
Bel Fuse, Inc. — Class B	83	5,415
Smith & Wesson Brands, Inc.	365	5,234
ChargePoint Holdings, Inc.*	3,108	4,693
Limbach Holdings, Inc.*	82	4,668
Insteel Industries, Inc.	150	4,644
Great Lakes Dredge & Dock Corp.*	528	4,636
Heartland Express, Inc.	373	4,599
Astronics Corp.*	229	4,587
DXP Enterprises, Inc.*	100	4,584
Ryerson Holding Corp.	233	4,544
Kimball Electronics, Inc.*	196	4,308
Standard BioTools, Inc.*	2,416	4,276
Teekay Corp.*	458	4,108
nLight, Inc.*	368	4,022
Olympic Steel, Inc.	89	3,990
Ardagh Metal Packaging S.A.	1,157	3,934
Myers Industries, Inc.	294	3,934
Xometry, Inc. — Class A*	337	3,896
Forward Air Corp.	200	3,808
SmartRent, Inc.*	1,547	3,697
Pactiv Evergreen, Inc.	324	3,668
Mesa Laboratories, Inc.	41	3,558
Stoneridge, Inc.*	219	3,495
LSB Industries, Inc.*	427	3,493
Bowman Consulting Group Ltd.*	107	3,402
Overseas Shipholding Group, Inc. — Class A	391	3,316
LSI Industries, Inc.	224	3,241
Manitowoc Company, Inc.*	279	3,217
Covenant Logistics Group, Inc. — Class A	65	3,204
National Presto Industries, Inc.	41	3,080
Allient, Inc.	117	2,957
Safe Bulkers, Inc.	506	2,945
NVE Corp.	38	2,838
Evolv Technologies Holdings, Inc.*	1,046	2,667
Northwest Pipe Co.*	78	2,650
Eastman Kodak Co.*	484	2,604
Luxfer Holdings plc	214	2,480
Applied Optoelectronics, Inc.*	296	2,454
Greif, Inc. — Class B	39	2,437
CryoPort, Inc.*	348	2,405
Orion Group Holdings, Inc.*	245	2,330
Graham Corp.*	82	2,309
FARO Technologies, Inc.*	142	2,272
Universal Logistics Holdings, Inc.	55	2,232
Ranpak Holdings Corp.*	344	2,212
Himalaya Shipping Ltd.*	238	2,180

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Centuri Holdings, Inc.*	110	$2,143
Park Aerospace Corp.	149	2,038
GrafTech International Ltd.*	2,073	2,011
Pangaea Logistics Solutions Ltd.	251	1,965
Turtle Beach Corp.*	137	1,965
Sight Sciences, Inc.*	281	1,874
AerSale Corp.*	269	1,861
Park-Ohio Holdings Corp.	69	1,786
MicroVision, Inc.*	1,652	1,751
Willis Lease Finance Corp.	25	1,733
Mayville Engineering Company, Inc.*	102	1,699
Net Power, Inc.*	169	1,661
LanzaTech Global, Inc.*	895	1,656
Karat Packaging, Inc.	55	1,627
Radiant Logistics, Inc.*	284	1,616
Gencor Industries, Inc.*	82	1,586
Pure Cycle Corp.*	166	1,585
LB Foster Co. — Class A*	73	1,571
Iteris, Inc.*	341	1,477
Omega Flex, Inc.	28	1,436
GoPro, Inc. — Class A*	1,002	1,423
Byrna Technologies, Inc.*	138	1,377
Mistras Group, Inc.*	166	1,376
Redwire Corp.*	180	1,291
Virgin Galactic Holdings, Inc.*	151	1,273
Quest Resource Holding Corp.*	138	1,214
AMMO, Inc.*	718	1,206
Arq, Inc.*	198	1,202
Concrete Pumping Holdings, Inc.*	191	1,148
Bel Fuse, Inc. — Class A	14	1,133
NN, Inc.*	369	1,107
Eastern Co.	42	1,070
Twin Disc, Inc.	89	1,048
Perma-Fix Environmental Services, Inc.*	101	1,023
Tredegar Corp.*	213	1,020
Smith-Midland Corp.*	36	997
Latham Group, Inc.*	324	982
908 Devices, Inc.*	190	978
Core Molding Technologies, Inc.*	61	972
Ultralife Corp.*	81	860
Taylor Devices, Inc.*	19	855
PAM Transportation Services, Inc.*	48	834
Caesarstone Ltd.*	166	830
Intuitive Machines, Inc.*	228	752
VirTra, Inc.*	85	654
374Water, Inc.*	523	627
Eve Holding, Inc.*	142	575
NL Industries, Inc.	67	404
Southland Holdings, Inc.*	81	371
Bridger Aerospace Group Holdings, Inc.*	72	269
Amprius Technologies, Inc.*	112	142
Solidion Technology, Inc.*	71	40
Total Industrial		3,100,087
Consumer, Cyclical - 4.4%
Abercrombie & Fitch Co. — Class A*	403	71,669
Meritage Homes Corp.	288	46,613
Beacon Roofing Supply, Inc.*	510	46,155
Taylor Morrison Home Corp. — Class A*	831	46,071
Installed Building Products, Inc.	192	39,491
KB Home	539	37,827
Asbury Automotive Group, Inc.*	162	36,915
FirstCash Holdings, Inc.	313	32,827
Group 1 Automotive, Inc.	106	31,512
Academy Sports & Outdoors, Inc.	579	30,832
Signet Jewelers Ltd.	342	30,636
Boot Barn Holdings, Inc.*	237	30,556
Kontoor Brands, Inc.	446	29,503
American Eagle Outfitters, Inc.	1,460	29,142
Skyline Champion Corp.*	430	29,132
Tri Pointe Homes, Inc.*	748	27,863
Shake Shack, Inc. — Class A*	304	27,360
M/I Homes, Inc.*	216	26,382
SkyWest, Inc.*	317	26,016
Goodyear Tire & Rubber Co.*	2,281	25,889
GMS, Inc.*	321	25,876
Brinker International, Inc.*	353	25,554
Steven Madden Ltd.	580	24,534
Hilton Grand Vacations, Inc.*	591	23,894
Sweetgreen, Inc. — Class A*	791	23,841
Visteon Corp.*	218	23,261
Cavco Industries, Inc.*	67	23,193
Resideo Technologies, Inc.*	1,169	22,866
Red Rock Resorts, Inc. — Class A	394	21,643
Urban Outfitters, Inc.*	513	21,059
UniFirst Corp.	121	20,755
LCI Industries	199	20,573
Rush Enterprises, Inc. — Class A	487	20,391
Six Flags Entertainment Corp.	585	19,387
Dorman Products, Inc.*	210	19,211
Cinemark Holdings, Inc.*	884	19,112
Patrick Industries, Inc.	173	18,779
Aurora Innovation, Inc.*	6,733	18,651
International Game Technology plc	911	18,639
Century Communities, Inc.	227	18,537
Adient plc*	728	17,989
Vista Outdoor, Inc.*	467	17,583
Topgolf Callaway Brands Corp.*	1,136	17,381
HNI Corp.	376	16,928
Foot Locker, Inc.	668	16,647
Fox Factory Holding Corp.*	339	16,336
PriceSmart, Inc.	201	16,321
Atlanta Braves Holdings, Inc. — Class C*	402	15,855
United Parks & Resorts, Inc.*	285	15,478
Cheesecake Factory, Inc.	387	15,205
MillerKnoll, Inc.	573	15,179
LGI Homes, Inc.*	167	14,945
JetBlue Airways Corp.*	2,453	14,939
Acushnet Holdings Corp.	232	14,727
Sonos, Inc.*	987	14,568
Green Brick Partners, Inc.*	252	14,424
Phinia, Inc.	364	14,327
OPENLANE, Inc.*	860	14,267
Hanesbrands, Inc.*	2,829	13,947
Blue Bird Corp.*	257	13,839
La-Z-Boy, Inc.	343	12,787

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Dana, Inc.	1,046	$12,678
Papa John’s International, Inc.	266	12,497
Gentherm, Inc.*	252	12,429
Winnebago Industries, Inc.	229	12,412
OneSpaWorld Holdings Ltd.*	804	12,357
Bloomin’ Brands, Inc.	632	12,153
Oxford Industries, Inc.	119	11,918
H&E Equipment Services, Inc.	258	11,396
Warby Parker, Inc. — Class A*	698	11,210
ODP Corp.*	285	11,192
Victoria’s Secret & Co.*	628	11,097
AMC Entertainment Holdings, Inc. — Class A*	2,227	11,091
Madison Square Garden Entertainment Corp.*	313	10,714
Dave & Buster’s Entertainment, Inc.*	264	10,510
REV Group, Inc.	411	10,230
VSE Corp.	109	9,622
Steelcase, Inc. — Class A	741	9,603
Caleres, Inc.	274	9,206
Peloton Interactive, Inc. — Class A*	2,708	9,153
Buckle, Inc.	247	9,124
Sally Beauty Holdings, Inc.*	836	8,970
Life Time Group Holdings, Inc.*	471	8,869
ScanSource, Inc.*	200	8,862
G-III Apparel Group Ltd.*	324	8,771
MRC Global, Inc.*	675	8,714
Wolverine World Wide, Inc.	636	8,599
Lions Gate Entertainment Corp. — Class B*	974	8,347
National Vision Holdings, Inc.*	623	8,155
Hibbett, Inc.	93	8,110
Winmark Corp.	23	8,110
indie Semiconductor, Inc. — Class A*	1,313	8,101
Sabre Corp.*	3,012	8,042
Jack in the Box, Inc.	157	7,998
Wabash National Corp.	357	7,797
Vizio Holding Corp. — Class A*,1	712	7,690
Cracker Barrel Old Country Store, Inc.	177	7,462
XPEL, Inc.*	202	7,183
Monarch Casino & Resort, Inc.	105	7,154
Arhaus, Inc.	410	6,945
Interface, Inc. — Class A	459	6,738
Global Business Travel Group I*	1,005	6,633
Beazer Homes USA, Inc.*	237	6,513
American Axle & Manufacturing Holdings, Inc.*	921	6,438
Sonic Automotive, Inc. — Class A	117	6,373
BlueLinx Holdings, Inc.*	68	6,330
Allegiant Travel Co. — Class A	124	6,229
Camping World Holdings, Inc. — Class A	339	6,055
Leslie’s, Inc.*	1,439	6,029
PC Connection, Inc.	93	5,971
Rush Street Interactive, Inc.*	609	5,840
Dream Finders Homes, Inc. — Class A*	224	5,784
IMAX Corp.*	343	5,752
Hovnanian Enterprises, Inc. — Class A*	40	5,677
Malibu Boats, Inc. — Class A*	162	5,677
MarineMax, Inc.*	173	5,600
Everi Holdings, Inc.*	633	5,317
Shoe Carnival, Inc.	143	5,275
BJ’s Restaurants, Inc.*	152	5,274
Ethan Allen Interiors, Inc.	183	5,104
Hawaiian Holdings, Inc.*	409	5,084
Golden Entertainment, Inc.	162	5,040
Miller Industries, Inc.	89	4,897
Forestar Group, Inc.*	152	4,862
Standard Motor Products, Inc.	173	4,797
A-Mark Precious Metals, Inc.	140	4,532
Lions Gate Entertainment Corp. — Class A*	477	4,493
Dine Brands Global, Inc.	122	4,416
Accel Entertainment, Inc.*	419	4,299
First Watch Restaurant Group, Inc.*	243	4,267
Douglas Dynamics, Inc.	181	4,235
Portillo’s, Inc. — Class A*	432	4,199
Nu Skin Enterprises, Inc. — Class A	397	4,184
Daktronics, Inc.*	296	4,129
Arko Corp.	645	4,044
Luminar Technologies, Inc.*,1	2,684	3,999
Sun Country Airlines Holdings, Inc.*	316	3,969
Super Group SGHC Ltd.	1,200	3,876
Clean Energy Fuels Corp.*	1,367	3,650
Chuy’s Holdings, Inc.*	138	3,577
Global Industrial Co.	109	3,418
Atlanta Braves Holdings, Inc. — Class A*	82	3,389
Spirit Airlines, Inc.[1]	879	3,217
Shyft Group, Inc.	271	3,214
Hudson Technologies, Inc.*	356	3,129
RCI Hospitality Holdings, Inc.	70	3,049
Movado Group, Inc.	121	3,008
Xponential Fitness, Inc. — Class A*	192	2,995
Kura Sushi USA, Inc. — Class A*	47	2,965
Titan International, Inc.*	400	2,964
Xperi, Inc.*	360	2,956
Haverty Furniture Companies, Inc.	115	2,908
Denny’s Corp.*	409	2,904
America’s Car-Mart, Inc.*	48	2,890
Methode Electronics, Inc.	272	2,815
Rush Enterprises, Inc. — Class B	71	2,786
Lindblad Expeditions Holdings, Inc.*	284	2,741
OneWater Marine, Inc. — Class A*	96	2,647
Titan Machinery, Inc.*	165	2,623
Build-A-Bear Workshop, Inc. — Class A	103	2,603
Lovesac Co.*	114	2,574
Zumiez, Inc.*	131	2,552
MasterCraft Boat Holdings, Inc.*	134	2,530
Petco Health & Wellness Company, Inc.*	665	2,514
El Pollo Loco Holdings, Inc.*	215	2,432

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Funko, Inc. — Class A*	246	$2,401
Bally’s Corp.*	192	2,298
Designer Brands, Inc. — Class A	336	2,295
Savers Value Village, Inc.*	187	2,289
Genesco, Inc.*	86	2,224
Marcus Corp.	192	2,183
Rocky Brands, Inc.	58	2,144
Blink Charging Co.*	770	2,110
iRobot Corp.*,1	228	2,077
Solid Power, Inc.*	1,248	2,059
EVgo, Inc.*,1	806	1,975
Superior Group of Companies, Inc.	104	1,966
Hyliion Holdings Corp.*	1,128	1,827
Potbelly Corp.*	220	1,767
Cooper-Standard Holdings, Inc.*	135	1,679
Frontier Group Holdings, Inc.*,1	338	1,666
Sleep Number Corp.*	173	1,656
Clarus Corp.	244	1,642
Tile Shop Holdings, Inc.*	229	1,587
Destination XL Group, Inc.*	429	1,561
Weyco Group, Inc.	48	1,455
Citi Trends, Inc.*	64	1,361
Wheels Up Experience, Inc.*	718	1,357
Vera Bradley, Inc.*	214	1,340
Holley, Inc.*	373	1,335
Johnson Outdoors, Inc. — Class A	38	1,329
J Jill, Inc.	38	1,329
Landsea Homes Corp.*	144	1,323
Full House Resorts, Inc.*	263	1,315
SES AI Corp.*	1,043	1,304
Commercial Vehicle Group, Inc.*	264	1,294
Reservoir Media, Inc.*	156	1,233
Hooker Furnishings Corp.	85	1,231
Virco Manufacturing Corp.	84	1,171
Hamilton Beach Brands Holding Co. — Class A	68	1,169
Biglari Holdings, Inc. — Class B*	6	1,160
Flexsteel Industries, Inc.	37	1,149
JAKKS Pacific, Inc.*	64	1,146
Livewire Group, Inc.*	146	1,118
Escalade, Inc.	80	1,103
ThredUp, Inc. — Class A*	630	1,071
Canoo, Inc.*	476	1,014
GrowGeneration Corp.*	466	1,002
Lifetime Brands, Inc.	100	859
EVI Industries, Inc.	41	776
Torrid Holdings, Inc.*	98	734
Tilly’s, Inc. — Class A*	119	718
ONE Group Hospitality, Inc.*	167	710
Marine Products Corp.	70	707
Traeger, Inc.*	274	657
Purple Innovation, Inc.*	455	473
Aeva Technologies, Inc.*	182	459
CompX International, Inc.	12	296
United Homes Group, Inc.*,1	42	239
Qurate Retail, Inc. — Class B*	8	34
Total Consumer, Cyclical		2,181,648
Technology - 4.0%
SPS Commerce, Inc.*	298	56,072
Rambus, Inc.*	872	51,239
Altair Engineering, Inc. — Class A*	458	44,921
Insight Enterprises, Inc.*	223	44,234
CommVault Systems, Inc.*	349	42,428
Varonis Systems, Inc.*	883	42,358
Qualys, Inc.*	297	42,352
Maximus, Inc.	488	41,822
Tenable Holdings, Inc.*	944	41,140
ExlService Holdings, Inc.*	1,259	39,482
FormFactor, Inc.*	620	37,529
Axcelis Technologies, Inc.*	261	37,112
Verra Mobility Corp.*	1,333	36,258
ACI Worldwide, Inc.*	844	33,414
ASGN, Inc.*	361	31,829
Power Integrations, Inc.	453	31,796
Box, Inc. — Class A*	1,128	29,824
Workiva, Inc.*	404	29,488
Impinj, Inc.*	181	28,375
Silicon Laboratories, Inc.*	254	28,100
Synaptics, Inc.*	312	27,518
Diodes, Inc.*	365	26,254
Envestnet, Inc.*	406	25,411
Blackbaud, Inc.*	331	25,212
Zeta Global Holdings Corp. — Class A*	1,317	23,245
BlackLine, Inc.*	462	22,384
ACV Auctions, Inc. — Class A*	1,185	21,626
Kulicke & Soffa Industries, Inc.	439	21,594
Rapid7, Inc.*	496	21,442
Veeco Instruments, Inc.*	445	20,786
Clearwater Analytics Holdings, Inc. — Class A*	1,121	20,761
Freshworks, Inc. — Class A*	1,632	20,710
WNS Holdings Ltd.*	371	19,478
C3.ai, Inc. — Class A*,1	662	19,171
Progress Software Corp.	344	18,665
Agilysys, Inc.*	177	18,433
SiTime Corp.*	147	18,284
DigitalOcean Holdings, Inc.*	526	18,278
Evolent Health, Inc. — Class A*	924	17,667
Ultra Clean Holdings, Inc.*	354	17,346
AvidXchange Holdings, Inc.*	1,392	16,787
PagerDuty, Inc.*	715	16,395
Ambarella, Inc.*	303	16,347
Braze, Inc. — Class A*	419	16,274
Verint Systems, Inc.*	495	15,939
Vertex, Inc. — Class A*	435	15,682
NCR Atleos Corp.*	578	15,618
Semtech Corp.*	519	15,508
NCR Voyix Corp.*	1,165	14,388
Privia Health Group, Inc.*	817	14,199
Sprout Social, Inc. — Class A*	396	14,129
Clear Secure, Inc. — Class A	703	13,153
MaxLinear, Inc. — Class A*	633	12,749
PAR Technology Corp.*	270	12,714
Donnelley Financial Solutions, Inc.*	210	12,520
Cohu, Inc.*	371	12,280
Photronics, Inc.*	493	12,162
Everbridge, Inc.*	334	11,687
Intapp, Inc.*	313	11,478
IonQ, Inc.*,1	1,588	11,164
Xerox Holdings Corp.	931	10,818
PowerSchool Holdings, Inc. — Class A*	477	10,680
AvePoint, Inc.*	1,016	10,587

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

PROS Holdings, Inc.*	366	$10,486
Zuora, Inc. — Class A*	1,037	10,297
NetScout Systems, Inc.*	554	10,133
Alkami Technology, Inc.*	353	10,053
Appian Corp. — Class A*	322	9,937
Jamf Holding Corp.*	594	9,801
CSG Systems International, Inc.	237	9,757
Adeia, Inc.	871	9,742
SMART Global Holdings, Inc.*	412	9,422
ACM Research, Inc. — Class A*	408	9,409
Matterport, Inc.*	2,097	9,374
PDF Solutions, Inc.*	249	9,059
SoundHound AI, Inc. — Class A*,1	2,272	8,974
Asana, Inc. — Class A*	636	8,898
N-able, Inc.*	572	8,712
Phreesia, Inc.*	408	8,650
Schrodinger Incorporated/United States*	445	8,606
Sapiens International Corporation N.V.	246	8,347
Diebold Nixdorf, Inc.*	202	7,773
Fastly, Inc. — Class A*	1,032	7,606
Alpha & Omega Semiconductor Ltd.*	186	6,951
PubMatic, Inc. — Class A*	335	6,804
Digi International, Inc.*	286	6,558
Pitney Bowes, Inc.	1,286	6,533
Alignment Healthcare, Inc.*	801	6,264
Simulations Plus, Inc.	127	6,175
E2open Parent Holdings, Inc.*	1,367	6,138
GigaCloud Technology, Inc. — Class A*	188	5,719
Integral Ad Science Holding Corp.*	579	5,628
Amplitude, Inc. — Class A*	612	5,447
SolarWinds Corp.	436	5,254
NextNav, Inc.*	601	4,874
Grid Dynamics Holdings, Inc.*	457	4,803
MeridianLink, Inc.*	216	4,614
Ibotta, Inc. — Class A*	61	4,585
BigCommerce Holdings, Inc.*	565	4,554
Yext, Inc.*	839	4,489
Vimeo, Inc.*	1,186	4,424
Blend Labs, Inc. — Class A*	1,849	4,364
Daily Journal Corp.*	11	4,339
Conduent, Inc.*	1,291	4,209
Mitek Systems, Inc.*	371	4,148
Instructure Holdings, Inc.*	177	4,144
Navitas Semiconductor Corp.*	1,010	3,969
Corsair Gaming, Inc.*	358	3,952
OneSpan, Inc.*	303	3,884
SEMrush Holdings, Inc. — Class A*	290	3,883
Digimarc Corp.*	121	3,752
Olo, Inc. — Class A*	839	3,708
PlayAGS, Inc.*	315	3,622
CEVA, Inc.*	187	3,607
Ouster, Inc.*	346	3,401
Bandwidth, Inc. — Class A*	198	3,342
Enfusion, Inc. — Class A*	388	3,306
Innodata, Inc.*	217	3,218
3D Systems Corp.*	1,020	3,131
Cantaloupe, Inc.*	468	3,089
Health Catalyst, Inc.*	468	2,990
Vishay Precision Group, Inc.*	97	2,953
Weave Communications, Inc.*	313	2,823
Planet Labs PBC*	1,349	2,509
Aehr Test Systems*	222	2,480
Consensus Cloud Solutions, Inc.*	144	2,474
Definitive Healthcare Corp.*	427	2,331
American Software, Inc. — Class A	252	2,301
Immersion Corp.	242	2,277
Thoughtworks Holding, Inc.*	801	2,275
Talkspace, Inc.*	984	2,263
Red Violet, Inc.*	88	2,235
Cricut, Inc. — Class A1	370	2,216
Unisys Corp.*	527	2,177
Climb Global Solutions, Inc.	34	2,135
iLearningEngines Holdings, Inc.*	235	2,134
Domo, Inc. — Class B*	271	2,092
8x8, Inc.*	936	2,078
EverCommerce, Inc.*	171	1,878
Telos Corp.*	451	1,813
SkyWater Technology, Inc.*	218	1,668
Arteris, Inc.*	221	1,660
Inspired Entertainment, Inc.*	176	1,610
Asure Software, Inc.*	190	1,596
Rackspace Technology, Inc.*	535	1,594
Outbrain, Inc.*	309	1,539
Playstudios, Inc.*	705	1,459
ReposiTrak, Inc.	94	1,437
CS Disco, Inc.*	235	1,401
ON24, Inc.*	221	1,328
Rimini Street, Inc.*	425	1,305
Digital Turbine, Inc.*	768	1,275
BigBear.ai Holdings, Inc.*	813	1,228
Viant Technology, Inc. — Class A*	124	1,224
Rigetti Computing, Inc.*	1,133	1,212
Richardson Electronics Ltd.	98	1,165
IBEX Holdings Ltd.*	72	1,165
QuickLogic Corp.*	110	1,143
eGain Corp.*	162	1,022
Everspin Technologies, Inc.*	156	934
Porch Group, Inc.*	618	933
Cerence, Inc.*	329	931
Kaltura, Inc.*	770	924
TTEC Holdings, Inc.	157	923
Rekor Systems, Inc.*	569	882
D-Wave Quantum, Inc.*	701	799
WM Technology, Inc.*	668	695
Golden Matrix Group, Inc.*	159	393
GCT Semiconductor Holding, Inc.*	61	318
System1, Inc.*	188	286
Airship AI Holdings, Inc.*	26	92
Total Technology		1,943,789
Energy - 2.5%
ChampionX Corp.	1,528	50,745
Murphy Oil Corp.	1,161	47,880
Equitrans Midstream Corp.	3,480	45,170
Noble Corporation plc	916	40,899
SM Energy Co.	916	39,599
PBF Energy, Inc. — Class A	832	38,289
Valaris Ltd.*	503	37,473

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Tidewater, Inc.*	391	$37,227
Magnolia Oil & Gas Corp. — Class A	1,387	35,147
Patterson-UTI Energy, Inc.	3,197	33,121
Transocean Ltd.*	5,840	31,244
Seadrill Ltd.*	596	30,694
Northern Oil and Gas, Inc.	794	29,513
California Resources Corp.	552	29,377
CNX Resources Corp.*	1,200	29,160
Helmerich & Payne, Inc.	774	27,972
Liberty Energy, Inc. — Class A	1,293	27,011
Warrior Met Coal, Inc.	415	26,050
Archrock, Inc.	1,236	24,992
Alpha Metallurgical Resources, Inc.	88	24,687
CONSOL Energy, Inc.*	234	23,875
Peabody Energy Corp.	1,025	22,673
Arch Resources, Inc.	141	21,464
Sunrun, Inc.*	1,750	20,755
Kosmos Energy Ltd.*	3,746	20,753
Oceaneering International, Inc.*	809	19,141
Expro Group Holdings N.V.*	758	17,373
Gulfport Energy Corp.*	104	15,704
Sitio Royalties Corp. — Class A	662	15,630
Talos Energy, Inc.*	1,185	14,398
Helix Energy Solutions Group, Inc.*	1,154	13,779
Diamond Offshore Drilling, Inc.*	819	12,686
Kinetik Holdings, Inc. — Class A	306	12,681
Delek US Holdings, Inc.	508	12,578
Array Technologies, Inc.*	1,223	12,548
Borr Drilling Ltd.*	1,898	12,242
DNOW, Inc.*	864	11,863
Plug Power, Inc.*	5,053	11,773
Par Pacific Holdings, Inc.*	459	11,590
Atlas Energy Solutions, Inc.	544	10,842
Vital Energy, Inc.*	229	10,264
US Silica Holdings, Inc.*	608	9,394
Crescent Energy Co. — Class A	766	9,077
Shoals Technologies Group, Inc. — Class A*	1,373	8,567
Fluence Energy, Inc.*	487	8,445
Green Plains, Inc.*	510	8,089
Select Water Solutions, Inc. — Class A	731	7,822
Comstock Resources, Inc.	740	7,681
Core Laboratories, Inc.	376	7,629
NextDecade Corp.*	926	7,352
CVR Energy, Inc.	274	7,335
Bristow Group, Inc.*	197	6,605
SunCoke Energy, Inc.	671	6,576
SilverBow Resources, Inc.*	172	6,507
ProPetro Holding Corp.*	727	6,303
Sable Offshore Corp.*	404	6,088
REX American Resources Corp.*	123	5,607
Newpark Resources, Inc.*	663	5,509
VAALCO Energy, Inc.	834	5,229
Nabors Industries Ltd.*	73	5,195
Dril-Quip, Inc.*	274	5,096
Diversified Energy Company plc	376	5,072
Sunnova Energy International, Inc.*,1	870	4,855
Vitesse Energy, Inc.	200	4,740
Kodiak Gas Services, Inc.	161	4,389
RPC, Inc.	680	4,250
Berry Corp.	613	3,960
TETRA Technologies, Inc.*	1,005	3,477
Aris Water Solutions, Inc. — Class A	215	3,369
SandRidge Energy, Inc.	258	3,336
Montauk Renewables, Inc.*	528	3,010
Granite Ridge Resources, Inc.	422	2,671
Ramaco Resources, Inc. — Class A	212	2,639
SEACOR Marine Holdings, Inc.*	195	2,631
Excelerate Energy, Inc. — Class A	140	2,582
Riley Exploration Permian, Inc.	91	2,576
FuelCell Energy, Inc.*,1	3,632	2,320
DMC Global, Inc.*	157	2,264
Oil States International, Inc.*	491	2,180
Amplify Energy Corp.*	314	2,129
Matrix Service Co.*	212	2,105
SunPower Corp. — Class A*,1	703	2,081
Ring Energy, Inc.*	1,187	2,006
Natural Gas Services Group, Inc.*	86	1,730
Solaris Oilfield Infrastructure, Inc. — Class A	201	1,725
W&T Offshore, Inc.	790	1,691
HighPeak Energy, Inc.[1]	116	1,631
Forum Energy Technologies, Inc.*	94	1,585
Hallador Energy Co.*	200	1,554
Freyr Battery, Inc.*	898	1,527
TPI Composites, Inc.*	369	1,472
Ranger Energy Services, Inc.	133	1,399
Stem, Inc.*,1	1,216	1,350
ProFrac Holding Corp. — Class A*	178	1,319
Evolution Petroleum Corp.	245	1,291
FutureFuel Corp.	209	1,072
ASP Isotopes, Inc.*	317	970
NACCO Industries, Inc. — Class A	33	913
Geospace Technologies Corp.*	101	907
Aemetis, Inc.*	290	873
Energy Vault Holdings, Inc.*	825	783
Mammoth Energy Services, Inc.*	195	640
PrimeEnergy Resources Corp.*	6	638
Empire Petroleum Corp.*	112	578
Ramaco Resources, Inc. — Class B	40	434
Drilling Tools International Corp.*	75	421
Prairie Operating Co.*	34	369
SolarMax Technology, Inc.*	41	135
Verde Clean Fuels, Inc.*	26	108
Total Energy		1,246,725
Communications - 1.6%
Credo Technology Group Holding Ltd.*	1,019	32,547
Hims & Hers Health, Inc.*	1,519	30,669
Q2 Holdings, Inc.*	471	28,415
InterDigital, Inc.	203	23,662
Squarespace, Inc. — Class A*	486	21,204
Perficient, Inc.*	278	20,792

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Ziff Davis, Inc.*	364	$20,038
Cogent Communications Holdings, Inc.	353	19,923
TEGNA, Inc.	1,411	19,669
Yelp, Inc. — Class A*	525	19,399
Cargurus, Inc.*	707	18,523
DigitalBridge Group, Inc.	1,273	17,440
EchoStar Corp. — Class A*	975	17,365
Calix, Inc.*	471	16,687
Telephone & Data Systems, Inc.	790	16,377
Cable One, Inc.	45	15,930
ePlus, Inc.*	211	15,547
Extreme Networks, Inc.*	1,006	13,531
Magnite, Inc.*	1,007	13,383
Viasat, Inc.*	972	12,344
Viavi Solutions, Inc.*	1,763	12,112
AST SpaceMobile, Inc.*	944	10,960
Upwork, Inc.*	997	10,718
Harmonic, Inc.*	884	10,405
Cars.com, Inc.*	527	10,382
Liberty Latin America Ltd. — Class C*	1,078	10,370
Infinera Corp.*	1,595	9,713
Opendoor Technologies, Inc.*	4,961	9,128
Lumen Technologies, Inc.*	8,104	8,914
Bumble, Inc. — Class A*	769	8,082
Sprinklr, Inc. — Class A*	823	7,917
A10 Networks, Inc.	568	7,867
Shutterstock, Inc.	200	7,740
Sphere Entertainment Co.*	213	7,468
QuinStreet, Inc.*	422	7,001
Scholastic Corp.	188	6,668
Globalstar, Inc.*	5,841	6,542
Despegar.com, Corp.*	492	6,509
TechTarget, Inc.*	207	6,452
Shenandoah Telecommunications Co.	390	6,369
Couchbase, Inc.*	311	5,679
Figs, Inc. — Class A*	1,040	5,543
HealthStream, Inc.	195	5,441
Gannett Company, Inc.*	1,136	5,237
Gogo, Inc.*	519	4,993
Stagwell, Inc.*	726	4,951
Revolve Group, Inc.*	307	4,884
Beyond, Inc.*	365	4,774
Applied Digital Corp.*,1	789	4,694
Open Lending Corp. — Class A*	818	4,564
Thryv Holdings, Inc.*	255	4,544
IDT Corp. — Class B	123	4,418
EverQuote, Inc. — Class A*	201	4,193
Pagaya Technologies Ltd. — Class A*	323	4,121
Anterix, Inc.*	101	3,999
Clear Channel Outdoor Holdings, Inc.*	2,794	3,940
Nextdoor Holdings, Inc.*	1,397	3,884
Clearfield, Inc.*	100	3,856
Vivid Seats, Inc. — Class A*	626	3,600
Gray Television, Inc.	685	3,562
NETGEAR, Inc.*	226	3,458
Liquidity Services, Inc.*	172	3,437
Sinclair, Inc.	256	3,413
ADTRAN Holdings, Inc.	631	3,319
Powerfleet Incorporated NJ*	725	3,313
Eventbrite, Inc. — Class A*	663	3,209
Stitch Fix, Inc. — Class A*	720	2,988
fuboTV, Inc.*	2,351	2,915
Groupon, Inc.*	183	2,800
Advantage Solutions, Inc.*	857	2,759
Consolidated Communications Holdings, Inc.*	615	2,706
Boston Omaha Corp. — Class A*	197	2,652
Cardlytics, Inc.*	321	2,635
MediaAlpha, Inc. — Class A*	199	2,621
Getty Images Holdings, Inc.*	803	2,618
Aviat Networks, Inc.*	91	2,611
Liberty Latin America Ltd. — Class A*	266	2,556
RealReal, Inc.*	784	2,501
National CineMedia, Inc.*	567	2,489
AMC Networks, Inc. — Class A*	255	2,463
Grindr, Inc.*	197	2,411
Ribbon Communications, Inc.*	725	2,385
Preformed Line Products Co.	19	2,366
Spok Holdings, Inc.	146	2,162
WideOpenWest, Inc.*	394	2,132
CommScope Holding Company, Inc.*	1,690	2,079
Backblaze, Inc. — Class A*	320	1,971
1-800-Flowers.com, Inc. — Class A*	207	1,971
Ooma, Inc.*	198	1,966
ATN International, Inc.	85	1,938
BARK, Inc.*	1,061	1,920
LifeMD, Inc.*	278	1,907
Innovid Corp.*	853	1,578
Blade Air Mobility, Inc.*	453	1,576
Lands’ End, Inc.*	114	1,549
EW Scripps Co. — Class A*	485	1,523
OptimizeRx Corp.*	141	1,410
Tucows, Inc. — Class A*	64	1,237
Townsquare Media, Inc. — Class A	105	1,151
Gambling.com Group Ltd.*	139	1,143
Terran Orbital Corp.*	1,234	1,012
Entravision Communications Corp. — Class A	492	999
AudioEye, Inc.*	56	986
Nerdy, Inc.*	583	974
1stdibs.com, Inc.*	204	916
BlackSky Technology, Inc.*	852	912
iHeartMedia, Inc. — Class A*	827	902
LiveOne, Inc.*	545	856
Mondee Holdings, Inc.*,1	305	732
RumbleON, Inc. — Class B*	129	529
Vacasa, Inc. — Class A*	75	365
Solo Brands, Inc. — Class A*	131	299
Value Line, Inc.	6	258
aka Brands Holding Corp.*	5	76
Total Communications		759,293
Basic Materials - 1.4%
Commercial Metals Co.	927	50,976
Carpenter Technology Corp.	381	41,750
Cabot Corp.	434	39,880
Balchem Corp.	259	39,873
HB Fuller Co.	438	33,709
Avient Corp.	723	31,559
Arcadium Lithium plc*	8,677	29,155

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Sensient Technologies Corp.	337	$25,002
Innospec, Inc.	200	24,718
Hecla Mining Co.	4,632	22,465
Minerals Technologies, Inc.	257	21,372
Constellium SE*	1,037	19,548
Sylvamo Corp.	282	19,345
Quaker Chemical Corp.	112	19,006
Uranium Energy Corp.*	3,149	18,926
Rogers Corp.*	150	18,092
Coeur Mining, Inc.*	3,163	17,776
Tronox Holdings plc — Class A	951	14,921
Stepan Co.	171	14,357
Hawkins, Inc.	155	14,105
Ingevity Corp.*	292	12,763
Kaiser Aluminum Corp.	128	11,251
Orion S.A.	461	10,114
Worthington Steel, Inc.	261	8,707
Perimeter Solutions S.A.*	1,072	8,394
Ecovyst, Inc.*	932	8,360
Energy Fuels, Inc.*,1	1,298	7,866
SSR Mining, Inc.	1,625	7,329
Mativ Holdings, Inc.	432	7,327
Century Aluminum Co.*	423	7,085
Novagold Resources, Inc.*	1,953	6,757
Ivanhoe Electric Incorporated / US*	669	6,275
United States Lime & Minerals, Inc.	17	6,191
Koppers Holdings, Inc.	164	6,066
Haynes International, Inc.	101	5,929
Metals Acquisition Ltd. — Class A*	431	5,900
Encore Energy Corp.*	1,427	5,622
Centrus Energy Corp. — Class A*	113	4,831
AdvanSix, Inc.	205	4,699
Radius Recycling, Inc. — Class A	211	3,222
Ur-Energy, Inc.*	2,202	3,083
Lightwave Logic, Inc.*	961	2,873
Compass Minerals International, Inc.	277	2,861
Rayonier Advanced Materials, Inc.*	513	2,791
Oil-Dri Corporation of America	39	2,500
Lifezone Metals Ltd.*	292	2,243
i-80 Gold Corp.*	2,076	2,242
Kronos Worldwide, Inc.	174	2,184
Intrepid Potash, Inc.*	88	2,062
Universal Stainless & Alloy Products, Inc.*	70	1,916
American Vanguard Corp.	202	1,737
Codexis, Inc.*	559	1,733
Perpetua Resources Corp.*	308	1,602
Piedmont Lithium, Inc.*,1	145	1,447
Dakota Gold Corp.*	525	1,339
Caledonia Mining Corporation plc	132	1,283
Contango ORE, Inc.*,1	63	1,138
Northern Technologies International Corp.	63	1,043
Critical Metals Corp.*	59	665
Valhi, Inc.	19	339
Total Basic Materials		698,304
Utilities - 1.1%
Portland General Electric Co.	814	35,197
Southwest Gas Holdings, Inc.	488	34,346
New Jersey Resources Corp.	787	33,636
Brookfield Infrastructure Corp. — Class A	961	32,347
Ormat Technologies, Inc.	432	30,974
Black Hills Corp.	549	29,855
ALLETE, Inc.	465	28,993
Otter Tail Corp.	331	28,992
ONE Gas, Inc.	451	28,796
PNM Resources, Inc.	721	26,648
Spire, Inc.	433	26,296
Northwestern Energy Group, Inc.	494	24,740
California Water Service Group	463	22,451
MGE Energy, Inc.	292	21,818
Avista Corp.	627	21,701
American States Water Co.	298	21,626
Chesapeake Utilities Corp.	177	18,797
SJW Group	259	14,043
Northwest Natural Holding Co.	304	10,978
Hawaiian Electric Industries, Inc.*	890	8,028
Ameresco, Inc. — Class A*	258	7,433
Middlesex Water Co.	141	7,369
Unitil Corp.	128	6,629
York Water Co.	115	4,265
Consolidated Water Company Ltd.	120	3,185
Altus Power, Inc.*	608	2,383
Genie Energy Ltd. — Class B	103	1,506
RGC Resources, Inc.	66	1,350
Global Water Resources, Inc.	93	1,125
Total Utilities		535,507
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	219	6,498
Total Common Stocks
(Cost $18,849,997)		19,670,457

WARRANT† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	136	–
Total Warrant
(Cost $0)		–

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	525	–
Sanofi SA*	160	–
Oncternal Therapeutics, Inc.*	2	–
Tobira Therapeutics, Inc.*	80	–
Novartis AG*	262	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $106)		–

EXCHANGE-TRADED FUNDS***,† - 1.0%
Vanguard Russell 2000 ETF[1]	2,883	236,319
iShares Russell 2000 Index ETF[1]	1,164	236,164
Total Exchange-Traded Funds
(Cost $509,845)		472,483

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 23.0%
U.S. Treasury Bills
4.77% due 07/09/24[2,3]	$5,000,000	$4,994,197
5.28% due 07/02/24[3]	3,100,000	3,099,546
5.23% due 09/12/24[3,4]	2,100,000	2,077,696
5.18% due 07/09/24[3]	714,000	713,171
5.21% due 09/12/24[3,4]	400,000	395,752
Total U.S. Treasury Bills
(Cost $11,280,349)		11,280,362

U.S. GOVERNMENT SECURITIES†† - 8.1%
United States Treasury Floating Rate Note
5.45% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	4,000,000	4,001,408
Total U.S. Government Securities
(Cost $3,999,532)		4,001,408

FEDERAL AGENCY DISCOUNT NOTE†† - 6.1%
Federal Home Loan Bank
5.27% due 07/12/24[3]	3,000,000	2,995,169
Total Federal Agency Discount Note
(Cost $2,995,169)		2,995,169

REPURCHASE AGREEMENTS††,5 - 24.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	6,655,874	6,655,874
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	5,247,375	5,247,375
Total Repurchase Agreements
(Cost $11,903,249)		11,903,249

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	590,241	590,241
Total Securities Lending Collateral
(Cost $590,241)		590,241
Total Investments - 103.6%
(Cost $50,128,488)		$50,913,369
Other Assets & Liabilities, net - (3.6)%		(1,778,358)
Total Net Assets - 100.0%		$49,135,011

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	77	Sep 2024	$7,955,640	$133,487

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	09/26/24	16,853	$34,510,671	$293,553
Barclays Bank plc	Russell 2000 Index	Pay	5.79% (SOFR + 0.45%)	At Maturity	09/25/24	11,354	23,249,997	199,040
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	6,116	12,524,333	115,288
							$70,285,001	$607,881

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,670,457		$—	*	$—		$19,670,457
Warrant	—	*	—		—		—
Rights	—		—		—	*	—
Exchange-Traded Funds	472,483		—		—		472,483
U.S. Treasury Bills	—		11,280,362		—		11,280,362
U.S. Government Securities	—		4,001,408		—		4,001,408
Federal Agency Discount Note	—		2,995,169		—		2,995,169
Repurchase Agreements	—		11,903,249		—		11,903,249
Securities Lending Collateral	590,241		—		—		590,241
Equity Futures Contracts**	133,487		—		—		133,487
Equity Index Swap Agreements**	—		607,881		—		607,881
Total Assets	$20,866,668		$30,788,069		$—		$51,654,737

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 83.5%
Technology - 26.2%
Microsoft Corp.	30,311	$13,547,502
NVIDIA Corp.	100,318	12,393,286
Apple, Inc.	58,784	12,381,086
Broadcom, Inc.	1,777	2,853,027
Advanced Micro Devices, Inc.*	6,592	1,069,288
Salesforce, Inc.	3,961	1,018,373
Adobe, Inc.*	1,827	1,014,972
Oracle Corp.	6,501	917,941
QUALCOMM, Inc.	4,559	908,061
Applied Materials, Inc.	3,389	799,770
Accenture plc — Class A	2,564	777,943
Intuit, Inc.	1,142	750,534
Texas Instruments, Inc.	3,713	722,290
ServiceNow, Inc.*	836	657,656
International Business Machines Corp.	3,746	647,871
Micron Technology, Inc.	4,516	593,989
Lam Research Corp.	533	567,565
Intel Corp.	17,361	537,670
Analog Devices, Inc.	2,022	461,542
KLA Corp.	549	452,656
Synopsys, Inc.*	622	370,127
Crowdstrike Holdings, Inc. — Class A*	941	360,582
Fiserv, Inc.*	2,386	355,609
Cadence Design Systems, Inc.*	1,110	341,603
NXP Semiconductor N.V.	1,043	280,661
Roper Technologies, Inc.	437	246,319
Autodesk, Inc.*	872	215,776
Microchip Technology, Inc.	2,204	201,666
Fidelity National Information Services, Inc.	2,269	170,992
Super Micro Computer, Inc.*	205	167,967
Monolithic Power Systems, Inc.	198	162,693
Fortinet, Inc.*	2,586	155,858
MSCI, Inc. — Class A	323	155,605
Paychex, Inc.	1,307	154,958
Fair Isaac Corp.*	101	150,355
Gartner, Inc.*	317	142,352
Electronic Arts, Inc.	992	138,215
Cognizant Technology Solutions Corp. — Class A	2,028	137,904
HP, Inc.	3,520	123,270
ON Semiconductor Corp.*	1,755	120,305
ANSYS, Inc.*	356	114,454
Hewlett Packard Enterprise Co.	5,302	112,243
NetApp, Inc.	842	108,450
Western Digital Corp.*	1,332	100,926
Take-Two Interactive Software, Inc.*	648	100,758
Broadridge Financial Solutions, Inc.	482	94,954
Teradyne, Inc.	637	94,461
PTC, Inc.*	488	88,655
Tyler Technologies, Inc.*	173	86,981
Seagate Technology Holdings plc	796	82,203
Leidos Holdings, Inc.	551	80,380
Skyworks Solutions, Inc.	654	69,703
Zebra Technologies Corp. — Class A*	210	64,875
Akamai Technologies, Inc.*	621	55,940
Jack Henry & Associates, Inc.	297	49,308
Qorvo, Inc.*	394	45,720
EPAM Systems, Inc.*	236	44,394
Dayforce, Inc.*	644	31,942
Paycom Software, Inc.	196	28,036
Total Technology		58,680,222
Consumer, Non-cyclical - 14.4%
Eli Lilly & Co.	3,256	2,947,917
UnitedHealth Group, Inc.	3,754	1,911,762
Procter & Gamble Co.	9,625	1,587,355
Johnson & Johnson	9,815	1,434,560
Merck & Company, Inc.	10,329	1,278,730
AbbVie, Inc.	7,202	1,235,287
Coca-Cola Co.	15,812	1,006,434
PepsiCo, Inc.	5,607	924,762
Thermo Fisher Scientific, Inc.	1,557	861,021
Abbott Laboratories	7,095	737,241
Amgen, Inc.	2,188	683,641
Danaher Corp.	2,688	671,597
Pfizer, Inc.	23,110	646,618
Intuitive Surgical, Inc.*	1,447	643,698
Philip Morris International, Inc.	6,340	642,432
S&P Global, Inc.	1,305	582,030
Elevance Health, Inc.	948	513,683
Vertex Pharmaceuticals, Inc.*	1,052	493,093
Stryker Corp.	1,383	470,566
Boston Scientific Corp.*	5,996	461,752
Regeneron Pharmaceuticals, Inc.*	433	455,096
Medtronic plc	5,415	426,215
Automatic Data Processing, Inc.	1,669	398,374
Cigna Group	1,159	383,131
Mondelez International, Inc. — Class A	5,470	357,957
Gilead Sciences, Inc.	5,081	348,607
Bristol-Myers Squibb Co.	8,267	343,329
Colgate-Palmolive Co.	3,346	324,696
Zoetis, Inc.	1,861	322,623
Altria Group, Inc.	7,005	319,078
McKesson Corp.	530	309,541
CVS Health Corp.	5,120	302,387
Becton Dickinson & Co.	1,179	275,544
Moody's Corp.	640	269,395
HCA Healthcare, Inc.	790	253,811
PayPal Holdings, Inc.*	4,266	247,556
Cintas Corp.	352	246,491
Edwards Lifesciences Corp.*	2,458	227,045
Kimberly-Clark Corp.	1,373	189,748
Dexcom, Inc.*	1,622	183,902
Humana, Inc.	491	183,462
United Rentals, Inc.	272	175,911
Constellation Brands, Inc. — Class A	657	169,033
IDEXX Laboratories, Inc.*	337	164,186
Moderna, Inc.*	1,360	161,500
IQVIA Holdings, Inc.*	743	157,100
Verisk Analytics, Inc. — Class A	582	156,878
Agilent Technologies, Inc.	1,195	154,908

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 83.5% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Corteva, Inc.	2,842	$153,298
Cencora, Inc. — Class A	675	152,078
Quanta Services, Inc.	597	151,692
General Mills, Inc.	2,302	145,625
Sysco Corp.	2,031	144,993
Monster Beverage Corp.*	2,893	144,505
Centene Corp.*	2,176	144,269
Keurig Dr Pepper, Inc.	4,257	142,184
Kenvue, Inc.	7,809	141,968
Biogen, Inc.*	594	137,701
Kroger Co.	2,730	136,309
GE HealthCare Technologies, Inc.	1,731	134,879
Equifax, Inc.	504	122,200
Archer-Daniels-Midland Co.	2,016	121,867
ResMed, Inc.	599	114,661
Hershey Co.	602	110,666
Kraft Heinz Co.	3,219	103,716
Church & Dwight Company, Inc.	997	103,369
Estee Lauder Companies, Inc. — Class A	950	101,080
Global Payments, Inc.	1,041	100,665
West Pharmaceutical Services, Inc.	297	97,829
Cardinal Health, Inc.	993	97,632
Zimmer Biomet Holdings, Inc.	839	91,057
STERIS plc	403	88,475
Corpay, Inc.*	287	76,460
McCormick & Company, Inc.	1,027	72,855
Avery Dennison Corp.	329	71,936
Molina Healthcare, Inc.*	239	71,055
Cooper Companies, Inc.*	811	70,800
Hologic, Inc.*	952	70,686
Waters Corp.*	242	70,209
Labcorp Holdings, Inc.	344	70,007
Baxter International, Inc.	2,078	69,509
Clorox Co.	506	69,054
Align Technology, Inc.*	286	69,049
Tyson Foods, Inc. — Class A	1,166	66,625
Quest Diagnostics, Inc.	453	62,007
Kellanova	1,074	61,948
Bunge Global S.A.	577	61,606
Insulet Corp.*	286	57,715
Rollins, Inc.	1,145	55,864
Conagra Brands, Inc.	1,950	55,419
Revvity, Inc.	503	52,745
Viatris, Inc.	4,856	51,619
Lamb Weston Holdings, Inc.	589	49,523
J M Smucker Co.	433	47,214
Bio-Techne Corp.	643	46,071
Universal Health Services, Inc. — Class B	243	44,938
Charles River Laboratories International, Inc.*	210	43,382
Catalent, Inc.*	738	41,498
Teleflex, Inc.	192	40,383
Incyte Corp.*	648	39,282
Molson Coors Beverage Co. — Class B	742	37,716
Campbell Soup Co.	802	36,243
Hormel Foods Corp.	1,184	36,100
Henry Schein, Inc.*	522	33,460
Brown-Forman Corp. — Class B	730	31,529
MarketAxess Holdings, Inc.	155	31,082
Solventum Corp.*	563	29,771
DaVita, Inc.*	211	29,238
Bio-Rad Laboratories, Inc. — Class A*	83	22,668
Total Consumer, Non-cyclical		32,171,667
Communications - 12.7%
Amazon.com, Inc.*	37,348	7,217,501
Meta Platforms, Inc. — Class A	8,937	4,506,214
Alphabet, Inc. — Class A	23,956	4,363,585
Alphabet, Inc. — Class C	19,930	3,655,561
Netflix, Inc.*	1,757	1,185,764
Cisco Systems, Inc.	16,514	784,580
Walt Disney Co.	7,435	738,221
Verizon Communications, Inc.	17,166	707,926
Comcast Corp. — Class A	15,963	625,111
Uber Technologies, Inc.*	8,522	619,379
AT&T, Inc.	29,242	558,815
Booking Holdings, Inc.	138	546,687
Palo Alto Networks, Inc.*	1,318	446,815
T-Mobile US, Inc.	2,103	370,507
Arista Networks, Inc.*	1,035	362,747
Airbnb, Inc. — Class A*	1,801	273,086
Motorola Solutions, Inc.	680	262,514
CDW Corp.	548	122,664
Corning, Inc.	3,144	122,144
Charter Communications, Inc. — Class A*	399	119,285
eBay, Inc.	2,064	110,878
GoDaddy, Inc. — Class A*	575	80,333
Omnicom Group, Inc.	799	71,670
Warner Bros Discovery, Inc.*	9,094	67,659
Expedia Group, Inc.*	518	65,263
FactSet Research Systems, Inc.	155	63,282
VeriSign, Inc.*	353	62,763
Gen Digital, Inc.	2,247	56,130
Juniper Networks, Inc.	1,325	48,309
Interpublic Group of Companies, Inc.	1,539	44,770
News Corp. — Class A	1,546	42,623
F5, Inc.*	239	41,163
Match Group, Inc.*	1,083	32,902
Fox Corp. — Class A	943	32,411
Etsy, Inc.*	477	28,134
Paramount Global — Class B	2,016	20,946
Fox Corp. — Class B	538	17,227
News Corp. — Class B	467	13,258
Total Communications		28,488,827
Financial - 11.2%
Berkshire Hathaway, Inc. — Class B*	7,383	3,003,404
JPMorgan Chase & Co.	11,711	2,368,667
Visa, Inc. — Class A	6,420	1,685,057
Mastercard, Inc. — Class A	3,348	1,477,004
Bank of America Corp.	27,747	1,103,498
Wells Fargo & Co.	14,218	844,407
Goldman Sachs Group, Inc.	1,315	594,801
American Express Co.	2,317	536,501
Progressive Corp.	2,389	496,219

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 83.5% (continued)
Financial - 11.2% (continued)
Morgan Stanley	5,103	$495,961
Citigroup, Inc.	7,779	493,655
BlackRock, Inc. — Class A	570	448,772
Charles Schwab Corp.	6,088	448,625
Prologis, Inc. REIT	3,776	424,083
Marsh & McLennan Companies, Inc.	2,009	423,337
Chubb Ltd.	1,656	422,412
American Tower Corp. — Class A REIT	1,904	370,100
Blackstone, Inc. — Class A	2,915	360,877
Intercontinental Exchange, Inc.	2,339	320,186
Equinix, Inc. REIT	387	292,804
CME Group, Inc. — Class A	1,468	288,609
KKR & Company, Inc. — Class A	2,714	285,621
Aon plc — Class A	887	260,405
Welltower, Inc. REIT	2,438	254,162
U.S. Bancorp	6,364	252,651
PNC Financial Services Group, Inc.	1,623	252,344
Arthur J Gallagher & Co.	891	231,045
Capital One Financial Corp.	1,558	215,705
Truist Financial Corp.	5,457	212,004
Simon Property Group, Inc. REIT	1,329	201,742
Digital Realty Trust, Inc. REIT	1,323	201,162
American International Group, Inc.	2,707	200,968
Travelers Companies, Inc.	934	189,920
Aflac, Inc.	2,109	188,355
Realty Income Corp. REIT	3,551	187,564
Public Storage REIT	645	185,534
Bank of New York Mellon Corp.	3,050	182,665
Crown Castle, Inc. REIT	1,772	173,124
Ameriprise Financial, Inc.	405	173,012
Allstate Corp.	1,076	171,794
Prudential Financial, Inc.	1,464	171,566
MetLife, Inc.	2,436	170,983
Arch Capital Group Ltd.*	1,525	153,857
Extra Space Storage, Inc. REIT	863	134,119
Discover Financial Services	1,022	133,688
CoStar Group, Inc.*	1,665	123,443
VICI Properties, Inc. REIT	4,254	121,835
Hartford Financial Services Group, Inc.	1,206	121,251
AvalonBay Communities, Inc. REIT	579	119,789
CBRE Group, Inc. — Class A*	1,230	109,606
Willis Towers Watson plc	417	109,312
Iron Mountain, Inc. REIT	1,195	107,096
T. Rowe Price Group, Inc.	911	105,047
M&T Bank Corp.	680	102,925
Fifth Third Bancorp	2,790	101,807
Equity Residential REIT	1,406	97,492
Raymond James Financial, Inc.	761	94,067
Nasdaq, Inc.	1,552	93,524
State Street Corp.	1,229	90,946
Brown & Brown, Inc.	966	86,370
SBA Communications Corp. REIT	438	85,979
Ventas, Inc. REIT	1,651	84,630
Weyerhaeuser Co. REIT	2,973	84,403
Invitation Homes, Inc. REIT	2,348	84,270
Huntington Bancshares, Inc.	5,910	77,894
Synchrony Financial	1,638	77,297
Cincinnati Financial Corp.	638	75,348
Alexandria Real Estate Equities, Inc. REIT	642	75,095
Regions Financial Corp.	3,735	74,849
Essex Property Trust, Inc. REIT	262	71,316
Northern Trust Corp.	834	70,039
Cboe Global Markets, Inc.	406	69,044
Principal Financial Group, Inc.	879	68,958
Mid-America Apartment Communities, Inc. REIT	476	67,882
Everest Group Ltd.	177	67,441
Citizens Financial Group, Inc.	1,856	66,872
W R Berkley Corp.	824	64,750
Healthpeak Properties, Inc. REIT	2,870	56,252
Loews Corp.	740	55,308
KeyCorp	3,845	54,637
Kimco Realty Corp. REIT	2,722	52,970
Host Hotels & Resorts, Inc. REIT	2,875	51,693
UDR, Inc. REIT	1,236	50,861
Camden Property Trust REIT	434	47,354
Regency Centers Corp. REIT	671	41,736
BXP, Inc. REIT	589	36,259
Assurant, Inc.	212	35,245
Federal Realty Investment Trust REIT	304	30,695
Globe Life, Inc.	342	28,140
Invesco Ltd.	1,835	27,452
Franklin Resources, Inc.	1,223	27,334
Total Financial		25,129,482
Consumer, Cyclical - 6.6%
Tesla, Inc.*	11,316	2,239,210
Costco Wholesale Corp.	1,809	1,537,632
Home Depot, Inc.	4,042	1,391,418
Walmart, Inc.	17,421	1,179,576
McDonald's Corp.	2,939	748,975
Lowe's Companies, Inc.	2,334	514,554
TJX Companies, Inc.	4,619	508,552
NIKE, Inc. — Class B	4,941	372,403
Starbucks Corp.	4,619	359,589
Chipotle Mexican Grill, Inc. — Class A*	5,601	350,903
Target Corp.	1,887	279,351
O'Reilly Automotive, Inc.*	240	253,454
Marriott International, Inc. — Class A	978	236,451
Hilton Worldwide Holdings, Inc.	1,020	222,564
PACCAR, Inc.	2,138	220,086
General Motors Co.	4,653	216,178
AutoZone, Inc.*	71	210,451
Ford Motor Co.	15,993	200,552
Ross Stores, Inc.	1,367	198,652
Copart, Inc.*	3,568	193,243
DR Horton, Inc.	1,209	170,385
WW Grainger, Inc.	178	160,599
Cummins, Inc.	558	154,527
Royal Caribbean Cruises Ltd.*	966	154,009
Yum! Brands, Inc.	1,149	152,196
Lennar Corp. — Class A	999	149,720

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 83.5% (continued)
Consumer, Cyclical - 6.6% (continued)
Fastenal Co.	2,335	$146,731
Lululemon Athletica, Inc.*	467	139,493
Delta Air Lines, Inc.	2,632	124,862
Tractor Supply Co.	440	118,800
Dollar General Corp.	896	118,478
Deckers Outdoor Corp.*	105	101,635
NVR, Inc.*	13	98,651
PulteGroup, Inc.	858	94,466
Dollar Tree, Inc.*	845	90,221
Genuine Parts Co.	568	78,566
Aptiv plc*	1,110	78,166
Carnival Corp.*	4,119	77,108
Ulta Beauty, Inc.*	195	75,245
Darden Restaurants, Inc.	487	73,693
Domino's Pizza, Inc.	142	73,319
Southwest Airlines Co.	2,441	69,837
Best Buy Company, Inc.	785	66,168
Las Vegas Sands Corp.	1,489	65,888
United Airlines Holdings, Inc.*	1,341	65,253
Live Nation Entertainment, Inc.*	581	54,463
Pool Corp.	156	47,943
CarMax, Inc.*	642	47,084
MGM Resorts International*	1,023	45,462
LKQ Corp.	1,088	45,250
Tapestry, Inc.	937	40,094
Bath & Body Works, Inc.	912	35,614
Walgreens Boots Alliance, Inc.	2,920	35,317
Caesars Entertainment, Inc.*	883	35,090
Wynn Resorts Ltd.	385	34,458
Norwegian Cruise Line Holdings Ltd.*	1,750	32,883
Hasbro, Inc.	534	31,239
American Airlines Group, Inc.*	2,676	30,319
BorgWarner, Inc.	929	29,951
Ralph Lauren Corp. — Class A	159	27,835
Total Consumer, Cyclical		14,704,812
Industrial - 5.9%
General Electric Co.	4,464	709,642
Caterpillar, Inc.	1,994	664,202
Honeywell International, Inc.	2,656	567,162
Union Pacific Corp.	2,488	562,935
RTX Corp.	5,422	544,315
Eaton Corporation plc	1,630	511,087
Boeing Co.*	2,353	428,269
United Parcel Service, Inc. — Class B	2,975	407,129
Lockheed Martin Corp.	871	406,844
Deere & Co.	1,056	394,553
Amphenol Corp. — Class A	4,899	330,046
Waste Management, Inc.	1,489	317,663
Trane Technologies plc	923	303,602
TransDigm Group, Inc.	228	291,295
FedEx Corp.	923	276,752
General Dynamics Corp.	927	268,960
CSX Corp.	7,973	266,697
Parker-Hannifin Corp.	524	265,044
Illinois Tool Works, Inc.	1,107	262,315
Emerson Electric Co.	2,333	257,003
Northrop Grumman Corp.	567	247,184
3M Co.	2,257	230,643
Carrier Global Corp.	3,417	215,544
Norfolk Southern Corp.	921	197,730
GE Vernova, Inc.*	1,118	191,748
TE Connectivity Ltd.	1,249	187,887
Johnson Controls International plc	2,747	182,593
L3Harris Technologies, Inc.	774	173,825
Republic Services, Inc. — Class A	835	162,274
Otis Worldwide Corp.	1,649	158,733
AMETEK, Inc.	944	157,374
Ingersoll Rand, Inc.	1,645	149,432
Martin Marietta Materials, Inc.	251	135,992
Xylem, Inc.	989	134,138
Vulcan Materials Co.	539	134,039
Old Dominion Freight Line, Inc.	727	128,388
Rockwell Automation, Inc.	465	128,005
Howmet Aerospace, Inc.	1,581	122,733
Mettler-Toledo International, Inc.*	87	121,590
Westinghouse Air Brake Technologies Corp.	719	113,638
Fortive Corp.	1,436	106,408
Garmin Ltd.	627	102,151
Dover Corp.	560	101,052
Keysight Technologies, Inc.*	712	97,366
Veralto Corp.	896	85,541
Axon Enterprise, Inc.*	289	85,035
Hubbell, Inc.	219	80,040
Ball Corp.	1,266	75,985
Teledyne Technologies, Inc.*	193	74,880
Expeditors International of Washington, Inc.	576	71,879
Jacobs Solutions, Inc.	511	71,392
Builders FirstSource, Inc.*	498	68,928
Textron, Inc.	778	66,799
Packaging Corporation of America	364	66,452
IDEX Corp.	309	62,171
Masco Corp.	898	59,870
Amcor plc	5,894	57,643
Snap-on, Inc.	215	56,199
Trimble, Inc.*	996	55,696
Jabil, Inc.	492	53,525
J.B. Hunt Transport Services, Inc.	332	53,120
Westrock Co.	1,053	52,924
Pentair plc	677	51,906
Nordson Corp.	222	51,491
Stanley Black & Decker, Inc.	628	50,171
Allegion plc	357	42,179
CH Robinson Worldwide, Inc.	478	42,121
A O Smith Corp.	493	40,318
Huntington Ingalls Industries, Inc.	161	39,659
Generac Holdings, Inc.*	247	32,658
Mohawk Industries, Inc.*	216	24,535
Total Industrial		13,289,099
Energy - 3.1%
Exxon Mobil Corp.	18,295	2,106,120
Chevron Corp.	6,990	1,093,376
ConocoPhillips	4,770	545,593

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

	Shares	Value
COMMON STOCKS† - 83.5% (continued)
Energy - 3.1% (continued)
EOG Resources, Inc.	2,344	$295,039
Schlumberger N.V.	5,829	275,012
Marathon Petroleum Corp.	1,437	249,291
Phillips 66	1,729	244,083
Williams Companies, Inc.	4,970	211,225
Valero Energy Corp.	1,334	209,118
ONEOK, Inc.	2,380	194,089
Occidental Petroleum Corp.	2,712	170,937
Hess Corp.	1,127	166,255
Kinder Morgan, Inc.	7,875	156,477
Diamondback Energy, Inc.	727	145,538
Baker Hughes Co.	4,070	143,142
Devon Energy Corp.	2,577	122,150
Halliburton Co.	3,610	121,946
Targa Resources Corp.	904	116,417
First Solar, Inc.*	437	98,526
Coterra Energy, Inc. — Class A	3,035	80,943
Equities Corp.	1,801	66,601
Marathon Oil Corp.	2,300	65,941
Enphase Energy, Inc.*	555	55,339
APA Corp.	1,468	43,218
Total Energy		6,976,376
Utilities - 1.9%
NextEra Energy, Inc.	8,379	593,317
Southern Co.	4,459	345,885
Duke Energy Corp.	3,147	315,424
Constellation Energy Corp.	1,286	257,547
Sempra	2,581	196,311
American Electric Power Company, Inc.	2,150	188,641
Dominion Energy, Inc.	3,418	167,482
PG&E Corp.	8,715	152,164
Public Service Enterprise Group, Inc.	2,031	149,685
Exelon Corp.	4,078	141,140
Consolidated Edison, Inc.	1,410	126,082
Xcel Energy, Inc.	2,266	121,027
Vistra Corp.	1,332	114,525
Edison International	1,569	112,670
American Water Works Company, Inc.	795	102,682
WEC Energy Group, Inc.	1,288	101,056
DTE Energy Co.	844	93,692
Entergy Corp.	871	93,197
PPL Corp.	3,009	83,199
Eversource Energy	1,437	81,492
CenterPoint Energy, Inc.	2,609	80,827
FirstEnergy Corp.	2,112	80,826
Ameren Corp.	1,088	77,368
CMS Energy Corp.	1,218	72,508
Atmos Energy Corp.	615	71,740
NRG Energy, Inc.	850	66,181
Alliant Energy Corp.	1,046	53,241
NiSource, Inc.	1,828	52,664
AES Corp.	2,898	50,918
Evergy, Inc.	938	49,686
Pinnacle West Capital Corp.	463	35,364
Total Utilities		4,228,541
Basic Materials - 1.5%
Linde plc	1,960	860,068
Freeport-McMoRan, Inc.	5,858	284,699
Sherwin-Williams Co.	951	283,807
Ecolab, Inc.	1,037	246,806
Air Products and Chemicals, Inc.	907	234,051
Newmont Corp.	4,703	196,914
Nucor Corp.	978	154,602
Dow, Inc.	2,868	152,147
DuPont de Nemours, Inc.	1,705	137,236
PPG Industries, Inc.	960	120,854
LyondellBasell Industries N.V. — Class A	1,049	100,347
International Flavors & Fragrances, Inc.	1,041	99,114
Steel Dynamics, Inc.	602	77,959
International Paper Co.	1,417	61,144
Celanese Corp. — Class A	410	55,305
CF Industries Holdings, Inc.	745	55,219
Eastman Chemical Co.	480	47,026
Albemarle Corp.	479	45,754
Mosaic Co.	1,311	37,888
FMC Corp.	509	29,293
Total Basic Materials		3,280,233
Total Common Stocks
(Cost $120,323,636)		186,949,259

	Face Amount	Value
U.S. TREASURY BILLS†† - 11.8%
U.S. Treasury Bills
4.92% due 07/23/24[1,2]	$12,000,000	11,961,500
5.21% due 09/12/24[1,2]	5,500,000	5,441,583
5.23% due 09/12/24[1,2]	4,750,000	4,699,549
5.18% due 07/09/24[2,3]	4,271,000	4,266,044
Total U.S. Treasury Bills
(Cost $26,368,828)		26,368,676

REPURCHASE AGREEMENTS††,4 - 0.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	1,128,391	1,128,391
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	889,603	889,603
Total Repurchase Agreements
(Cost $2,017,994)		2,017,994
Total Investments - 96.2%
(Cost $148,710,458)		$215,335,929
Other Assets & Liabilities, net - 3.8%		8,564,965
Total Net Assets - 100.0%		$223,900,894

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	253	Sep 2024	$69,872,275	$202,975

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	14,568	$79,550,052	$183,017
Barclays Bank plc	S&P 500 Index	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	16,306	89,036,019	109,249
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	4,111	22,447,570	(36,260)
							$191,033,641	$256,006

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$186,949,259	$—	$—	$186,949,259
U.S. Treasury Bills	—	26,368,676	—	26,368,676
Repurchase Agreements	—	2,017,994	—	2,017,994
Equity Futures Contracts**	202,975	—	—	202,975
Equity Index Swap Agreements**	—	292,266	—	292,266
Total Assets	$187,152,234	$28,678,936	$—	$215,831,170

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$36,260	$—	$36,260

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Security Investors, LLC ( the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
5.32%			4.50%
Due 07/01/24	$53,480,463	$53,504,173	Due 07/15/26	$53,679,600	$54,550,141

BofA Securities, Inc.			U.S. Treasury Notes
5.30%			0.75% - 4.63%
Due 07/01/24	42,163,058	42,181,680	Due 11/30/24 - 11/15/33	43,244,100	43,003,597

			U.S. Treasury Bills
			0.00%
			Due 11/07/24 - 11/21/24	1,000	979

			U.S. Treasury Strip
			0.00%
			Due 08/15/38	2,638	1,342

			U.S. Treasury Bonds
			3.75% - 5.00%
			Due 05/15/37 - 08/15/41	400	401
				43,248,138	43,006,319

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$2,056,603	$2,120,199
Russell 2000® 2x Strategy Fund	560,376	590,241

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$30,647,172	$9,888,965	$(57,807)	$9,831,158
Inverse Dow 2x Strategy Fund	3,339,526	33,030	(191)	32,839
Inverse NASDAQ-100® 2x Strategy Fund	15,014,535	113,803	(146,992)	(33,189)
Inverse Russell 2000® 2x Strategy Fund	5,650,277	2	(85,463)	(85,461)
Inverse S&P 500® 2x Strategy Fund	14,203,048	3,806	(44,751)	(40,945)
NASDAQ-100® 2x Strategy Fund	817,514,731	317,359,111	(1,815,786)	315,543,325
Russell 2000® 2x Strategy Fund	51,367,689	2,424,867	(2,137,819)	287,048
S&P 500® 2x Strategy Fund	188,137,378	27,835,549	(178,017)	27,657,532

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic condition), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.